UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2005

Item 1. Reports to Stockholders

Fidelity®

Capital Appreciation

Fund

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on redemptions of shares purchased prior to October 12, 1990, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Actual	$ 1,000.00	$ 990.30	$ 4.64
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.13	$ 4.71

* Expenses are equal to the Fund's annualized expense ratio of .94%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Genentech, Inc.	4.9	2.9
Seagate Technology	4.0	3.5
Exxon Mobil Corp.	3.6	0.0
Univision Communications, Inc. Class A	2.3	2.8
Teradyne, Inc.	2.3	2.4
Nextel Communications, Inc. Class A	2.2	1.0
Symantec Corp.	2.2	0.0
UnitedHealth Group, Inc.	2.1	0.6
EMC Corp.	2.1	1.9
Sony Corp. sponsored ADR	2.0	0.0
	27.7
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	34.9	34.6
Consumer Discretionary	17.3	14.8
Health Care	13.3	14.0
Energy	8.9	4.0
Industrials	8.2	6.5
Asset Allocation (% of fund's net assets)
As of April 30, 2005 *		As of October 31, 2004 **
	Stocks 99.0%		Stocks 93.9%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 6.1%
* Foreign investments	20.6%	** Foreign investments	22.4%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 17.2%
Auto Components - 0.2%
NOK Corp.	400,000	$ 10,472
Hotels, Restaurants & Leisure - 2.9%
Ctrip.com International Ltd. ADR (a)	568,900	24,963
McDonald's Corp.	1,925,400	56,433
Royal Caribbean Cruises Ltd.	725,200	30,473
Starbucks Corp. (a)(d)	1,290,600	63,911
		175,780
Household Durables - 3.9%
Beazer Homes USA, Inc.	300,000	13,680
D.R. Horton, Inc.	424,140	12,936
Daito Trust Construction Co.	475,900	19,063
George Wimpey PLC	1,000,000	7,508
Lennar Corp.:
Class A	396,376	20,401
Class B	103,162	4,942
LG Electronics, Inc.	475,640	31,722
Maytag Corp.	363,380	3,521
Sony Corp. sponsored ADR	3,330,700	122,270
		236,043
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)(d)	185,000	5,987
eBay, Inc. (a)	401,400	12,736
Senshukai Co. Ltd.	582,000	5,207
		23,930
Leisure Equipment & Products - 0.4%
Brunswick Corp.	666,320	27,985
Media - 5.7%
Cablevision Systems Corp. - NY Group Class A (a)	279,800	7,261
Clear Channel Communications, Inc.	200,000	6,388
Comcast Corp. Class A (special) (a)	58,600	1,859
Lamar Advertising Co. Class A (a)	200,000	7,476
Liberty Media Corp. Class A (a)	1,633,290	16,398
Liberty Media International, Inc. Class A (a)	651,254	27,008
McGraw-Hill Companies, Inc.	190,310	16,572
News Corp.:
Class A	172,030	2,629
Class B	935,000	14,885
Playboy Enterprises, Inc.:
Class A (a)	25,000	281
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Playboy Enterprises, Inc.: - continued
Class B (non-vtg.) (a)	2,625,600	$ 31,717
The DIRECTV Group, Inc. (a)	1,040,148	14,687
Time Warner, Inc. (a)	3,543,826	59,572
Univision Communications, Inc. Class A (a)	5,344,300	140,502
		347,235
Multiline Retail - 0.4%
Nordstrom, Inc.	189,600	9,637
Target Corp.	285,500	13,250
		22,887
Specialty Retail - 1.9%
Foot Locker, Inc.	2,379,300	63,432
Home Depot, Inc.	1,213,200	42,911
Yamada Denki Co. Ltd.	150,000	7,210
		113,553
Textiles, Apparel & Luxury Goods - 1.4%
Liz Claiborne, Inc.	904,400	32,043
NIKE, Inc. Class B	677,100	52,008
		84,051
TOTAL CONSUMER DISCRETIONARY		1,041,936
CONSUMER STAPLES - 1.6%
Beverages - 0.1%
The Coca-Cola Co.	200,000	8,688
Food & Staples Retailing - 0.8%
Whole Foods Market, Inc. (d)	458,000	45,672
Food Products - 0.5%
McCormick & Co., Inc. (non-vtg.)	958,000	33,137
Personal Products - 0.2%
Avon Products, Inc.	254,460	10,199
TOTAL CONSUMER STAPLES		97,696
ENERGY - 8.9%
Energy Equipment & Services - 4.2%
BJ Services Co.	1,622,400	79,092
ENSCO International, Inc.	1,881,050	61,322
GlobalSantaFe Corp.	200,000	6,720
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Grant Prideco, Inc. (a)	65,000	$ 1,440
Nabors Industries Ltd. (a)	64,575	3,479
Noble Corp.	1,698,800	86,469
Pride International, Inc. (a)	374,300	8,347
Transocean, Inc. (a)	127,196	5,898
		252,767
Oil & Gas - 4.7%
Chesapeake Energy Corp.	187,100	3,600
Cross Timbers Royalty Trust	1,380	53
Exxon Mobil Corp.	3,808,100	217,176
Teekay Shipping Corp.	484,200	20,307
Total SA sponsored ADR	395,900	43,909
		285,045
TOTAL ENERGY		537,812
FINANCIALS - 6.0%
Capital Markets - 2.5%
3i Group PLC	474,200	5,828
Apollo Investment Corp.	1,769,210	28,060
Daiwa Securities Group, Inc.	663,500	4,208
Goldman Sachs Group, Inc.	938,000	100,169
JAFCO Co. Ltd.	130,000	7,489
Nomura Holdings, Inc.	342,500	4,370
		150,124
Commercial Banks - 1.8%
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	2,942	25,448
Signature Bank, New York (a)	285,500	7,032
UFJ Holdings, Inc. (a)	3,809	20,053
Wells Fargo & Co.	920,700	55,187
		107,720
Insurance - 0.7%
Axis Capital Holdings Ltd.	186,900	4,972
Millea Holdings, Inc.	1,886	25,722
Sun Life Financial, Inc.	100,000	3,122
XL Capital Ltd. Class A	93,300	6,559
		40,375
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - 0.4%
Equity Residential (SBI)	323,800	$ 11,123
Mitsubishi Estate Co. Ltd.	200,000	2,157
New York Mortgage Trust, Inc. (e)	1,331,700	13,184
		26,464
Thrifts & Mortgage Finance - 0.6%
Countrywide Financial Corp.	192,268	6,958
Freddie Mac	5,600	345
Golden West Financial Corp., Delaware	402,200	25,069
Sovereign Bancorp, Inc.	374,200	7,697
		40,069
TOTAL FINANCIALS		364,752
HEALTH CARE - 13.3%
Biotechnology - 5.2%
Genentech, Inc. (a)	4,195,700	297,638
Millennium Pharmaceuticals, Inc. (a)	1,997,900	17,502
		315,140
Health Care Equipment & Supplies - 4.0%
Biomet, Inc.	343,610	13,294
Fisher Scientific International, Inc. (a)	1,173,640	69,691
Guidant Corp.	74,700	5,534
Medtronic, Inc.	616,600	32,495
St. Jude Medical, Inc. (a)	1,859,800	72,588
Stryker Corp.	378,900	18,396
Synthes, Inc.	95,117	10,839
Wilson Greatbatch Technologies, Inc. (a)	513,900	9,857
Zimmer Holdings, Inc. (a)	151,500	12,335
		245,029
Health Care Providers & Services - 2.2%
Health Management Associates, Inc. Class A	150,000	3,710
Omnicare, Inc.	95,200	3,301
UnitedHealth Group, Inc.	1,336,400	126,303
		133,314
Pharmaceuticals - 1.9%
Barr Pharmaceuticals, Inc. (a)	971,300	50,372
Johnson & Johnson	134,600	9,238
Pfizer, Inc.	517,500	14,060
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Roche Holding AG (participation certificate)	306,055	$ 37,127
Sepracor, Inc. (a)	20,000	1,198
		111,995
TOTAL HEALTH CARE		805,478
INDUSTRIALS - 8.2%
Aerospace & Defense - 0.1%
Rockwell Collins, Inc.	95,100	4,363
Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.	243,700	12,575
FedEx Corp.	1,315,950	111,790
Yamato Transport Co. Ltd.	952,000	12,593
		136,958
Airlines - 0.2%
JetBlue Airways Corp. (a)	710,554	14,247
Commercial Services & Supplies - 3.3%
Adecco SA sponsored ADR (d)	473,700	5,737
Cintas Corp.	289,900	11,187
Hudson Highland Group, Inc. (a)	85,274	1,176
Monster Worldwide, Inc. (a)	4,436,500	102,084
Robert Half International, Inc.	1,957,130	48,576
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	9,504	6,463
Waste Management, Inc.	803,600	22,895
		198,118
Electrical Equipment - 1.3%
American Power Conversion Corp.	475,900	11,545
Energy Conversion Devices, Inc. (a)	2,519,132	56,782
Energy Conversion Devices, Inc. (a)(g)	500,000	11,270
		79,597
Machinery - 0.5%
Caterpillar, Inc.	190,130	16,741
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	4,758,000	7,805
THK Co. Ltd.	275,100	5,156
		29,702
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - 0.5%
Norfolk Southern Corp.	951,550	$ 29,879
TOTAL INDUSTRIALS		492,864
INFORMATION TECHNOLOGY - 34.9%
Communications Equipment - 3.0%
Belden CDT, Inc.	375,000	6,878
Cisco Systems, Inc. (a)	1,443,900	24,951
Comverse Technology, Inc. (a)	322,900	7,359
Juniper Networks, Inc. (a)	5,213,300	117,768
Lucent Technologies, Inc. (a)	34,789	85
Motorola, Inc.	1,360,700	20,873
SafeNet, Inc. (a)	190,201	5,316
		183,230
Computers & Peripherals - 8.9%
Dell, Inc. (a)	2,311,500	80,510
Diebold, Inc.	47,500	2,298
EMC Corp. (a)	9,607,500	126,050
Emulex Corp. (a)(d)	969,500	15,056
Hutchinson Technology, Inc. (a)	973,700	36,066
QLogic Corp. (a)	951,100	31,615
Seagate Technology	13,759,190	241,887
Sun Microsystems, Inc. (a)	946,700	3,437
		536,919
Electronic Equipment & Instruments - 3.2%
Amphenol Corp. Class A	1,124,900	44,366
Celestica, Inc. (sub. vtg.) (a)	93,400	1,080
Flextronics International Ltd. (a)	4,567,100	50,923
Molex, Inc.	2,350,344	59,722
Nichicon Corp.	966,800	12,596
Solectron Corp. (a)	934,100	3,083
Tech Data Corp. (a)	534,000	19,507
		191,277
Internet Software & Services - 2.7%
Homestore, Inc. (a)	2,548,560	4,995
Yahoo! Japan Corp. (d)	26,510	59,417
Yahoo! Japan Corp. New (d)	26,510	59,670
Yahoo!, Inc. (a)	1,125,980	38,858
		162,940
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.9%
Accenture Ltd. Class A (a)	951,200	$ 20,641
Affiliated Computer Services, Inc. Class A (a)	93,400	4,452
DST Systems, Inc. (a)	187,100	8,494
Infosys Technologies Ltd. sponsored ADR (d)	288,700	17,091
Pegasus Solutions, Inc. (a)	235,304	2,515
		53,193
Semiconductors & Semiconductor Equipment - 10.2%
Agere Systems, Inc.:
Class A (a)	375	0
Class B (a)	942,003	1,112
Altera Corp. (a)	3,552,100	73,635
Analog Devices, Inc.	1,939,000	66,139
ASML Holding NV (NY Shares) (a)	300,000	4,347
Freescale Semiconductor, Inc. Class B (a)	307,516	5,800
Intel Corp.	2,143,080	50,405
KLA-Tencor Corp.	3,029,790	118,222
Marvell Technology Group Ltd. (a)	571,000	19,117
Microchip Technology, Inc.	380,300	10,831
Micron Technology, Inc. (a)	513,500	4,986
Novellus Systems, Inc. (a)	113,800	2,666
Samsung Electronics Co. Ltd.	171,020	77,526
Silicon Laboratories, Inc. (a)	357,300	9,075
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	406,604	3,501
Teradyne, Inc. (a)(d)(e)	12,478,930	137,518
Texas Instruments, Inc.	1,016,500	25,372
Xilinx, Inc.	282,800	7,619
		617,871
Software - 6.0%
Autodesk, Inc.	190,300	6,057
BEA Systems, Inc. (a)	12,493,280	86,204
Microsoft Corp.	2,942,500	74,445
Nippon System Development Co. Ltd.	125,000	2,282
Oracle Corp. (a)	4,025,500	46,535
Symantec Corp. (a)	7,139,267	134,075
TIBCO Software, Inc. (a)	1,902,400	13,583
		363,181
TOTAL INFORMATION TECHNOLOGY		2,108,611
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 5.5%
Chemicals - 2.1%
BOC Group PLC	46,600	$ 871
Lyondell Chemical Co.	1,617,200	40,576
Monsanto Co.	1,332,300	78,099
Praxair, Inc.	100,000	4,683
		124,229
Containers & Packaging - 0.1%
Sealed Air Corp. (a)	94,800	4,592
Metals & Mining - 3.3%
Alcan, Inc.	54,410	1,764
Alcoa, Inc.	1,250,000	36,275
CONSOL Energy, Inc.	190,300	8,229
Inco Ltd.	637,020	22,796
Newmont Mining Corp.	624,100	23,697
Nippon Steel Corp.	1,900,000	4,820
Novelis, Inc.	10,882	231
Nucor Corp.	611,400	31,243
Peabody Energy Corp.	612,800	26,822
Phelps Dodge Corp.	530,300	45,526
		201,403
TOTAL MATERIALS		330,224
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.5%
Philippine Long Distance Telephone Co. sponsored ADR	285,200	7,350
PT Indosat Tbk ADR	285,400	6,430
SBC Communications, Inc.	663,900	15,801
		29,581
Wireless Telecommunication Services - 2.8%
KDDI Corp.	4,712	21,796
Mobile TeleSystems OJSC sponsored ADR	338,300	11,367
Nextel Communications, Inc. Class A (a)	4,848,000	135,696
NTT DoCoMo, Inc.	1,355	2,106
		170,965
TOTAL TELECOMMUNICATION SERVICES		200,546
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - 0.1%
Gas Utilities - 0.1%
Equitable Resources, Inc.	100,000	$ 5,764
TOTAL COMMON STOCKS (Cost $5,538,001)		5,985,683
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(g)	15,100	0
Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Metals & Mining - 0.0%
Freeport-McMoRan Copper & Gold, Inc. (depositary shares) (Cost $382)	9,100	64
Convertible Bonds - 0.1%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Playboy Enterprises, Inc. 3% 3/15/25 (f)	$ 3,545	3,492
TOTAL CONVERTIBLE BONDS (Cost $3,545)		3,492
Money Market Funds - 2.4%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 2.84% (b)	69,240,411	$ 69,240
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	76,419,570	76,420
TOTAL MONEY MARKET FUNDS (Cost $145,660)		145,660
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $5,687,588)		6,134,899
NET OTHER ASSETS - (1.5)%		(87,802)
NET ASSETS - 100%		$ 6,047,097
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,492,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,270,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 260
Energy Conversion Devices, Inc.	2/10/05	$ 8,625
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.4%
Japan	7.4%
Cayman Islands	5.9%
Korea (South)	1.8%
Others (individually less than 1%)	5.5%
100.0%

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
New York Mortgage Trust, Inc.	$ 11,865	$ -	$ -	$ 653	$ 13,184
Teradyne, Inc.	137,915	54,210	-	-	137,518
Total	$ 149,780	$ 54,210	$ -	$ 653	$ 150,702

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $74,647) (cost $5,687,588) - See accompanying schedule		$ 6,134,899
Cash		67
Receivable for fund shares sold		6,967
Dividends receivable		3,493
Interest receivable		172
Prepaid expenses		17
Other affiliated receivables		13
Other receivables		689
Total assets		6,146,317

Liabilities
Payable for investments purchased	$ 9,917
Payable for fund shares redeemed	7,593
Accrued management fee	3,608
Other affiliated payables	1,335
Other payables and accrued expenses	347
Collateral on securities loaned, at value	76,420
Total liabilities		99,220

Net Assets		$ 6,047,097
Net Assets consist of:
Paid in capital		$ 5,541,314
Undistributed net investment income		140
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		58,316
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		447,327
Net Assets, for 255,330 shares outstanding		$ 6,047,097
Net Asset Value, offering price and redemption price per share ($6,047,097 ÷ 255,330 shares)		$ 23.68

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends (including $653 received from affiliated issuers)		$ 22,934
Special Dividends		8,828
Interest		1,670
Security lending		473
Total income		33,905

Expenses
Management fee Basic fee	$ 18,090
Performance adjustment	3,586
Transfer agent fees	6,884
Accounting and security lending fees	558
Independent trustees' compensation	16
Appreciation in deferred trustee compensation account	4
Custodian fees and expenses	157
Registration fees	188
Audit	49
Legal	10
Miscellaneous	32
Total expenses before reductions	29,574
Expense reductions	(830)	28,744
Net investment income (loss)		5,161
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	66,922
Foreign currency transactions	(549)
Total net realized gain (loss)		66,373
Change in net unrealized appreciation (depreciation) on: Investment securities	(144,084)
Assets and liabilities in foreign currencies	(37)
Total change in net unrealized appreciation (depreciation)		(144,121)
Net gain (loss)		(77,748)
Net increase (decrease) in net assets resulting from operations		$ (72,587)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,161	$ (6,099)
Net realized gain (loss)	66,373	365,269
Change in net unrealized appreciation (depreciation)	(144,121)	(102,741)
Net increase (decrease) in net assets resulting from operations	(72,587)	256,429
Distributions to shareholders from net investment income	(2,359)	(1,746)
Distributions to shareholders from net realized gain	(285,485)	(3,492)
Total distributions	(287,844)	(5,238)
Share transactions Proceeds from sales of shares	1,289,573	3,593,121
Reinvestment of distributions	276,903	5,025
Cost of shares redeemed	(1,020,174)	(1,930,667)
Net increase (decrease) in net assets resulting from share transactions	546,302	1,667,479
Total increase (decrease) in net assets	185,871	1,918,670

Net Assets
Beginning of period	5,861,226	3,942,556
End of period (including undistributed net investment income of $140 and accumulated net investment loss of $2,662, respectively)	$ 6,047,097	$ 5,861,226
Other Information Shares
Sold	51,010	145,868
Issued in reinvestment of distributions	10,812	215
Redeemed	(40,514)	(79,601)
Net increase (decrease)	21,308	66,482

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 25.05	$ 23.53	$ 16.28	$ 18.57	$ 25.82	$ 25.73
Income from Invest- ment Operations
Net investment income (loss) E	.02 F	(.03)	(.06)	(.07)	.04	.04 G
Net realized and unrealized gain (loss)	(.17)	1.58	7.31	(2.22)	(5.01)	2.11
Total from investment operations	(.15)	1.55	7.25	(2.29)	(4.97)	2.15
Distributions from net investment income	(.01)	(.01)	-	-	(.15)	(.57)
Distributions from net realized gain	(1.21)	(.02)	-	-	(2.13)	(1.49)
Total distributions	(1.22)	(.03)	-	-	(2.28)	(2.06)
Net asset value, end of period	$ 23.68	$ 25.05	$ 23.53	$ 16.28	$ 18.57	$ 25.82
Total Return B, C, D	(.97)%	6.60%	44.53%	(12.33)%	(20.86)%	8.14%
Ratios to Average Net Assets H
Expenses before expense reductions	.94% A	.94%	.91%	1.07%	.94%	.85%
Expenses net of voluntary waivers, if any	.94% A	.94%	.91%	1.07%	.94%	.85%
Expenses net of all reductions	.91% A	.91%	.88%	1.03%	.91%	.83%
Net investment income (loss)	.16% A, F	(.12)%	(.31)%	(.35)%	.17%	.15%
Supplemental Data
Net assets, end of period (in millions)	$ 6,047	$ 5,861	$ 3,943	$ 1,705	$ 2,118	$ 2,948
Portfolio turnover rate	52% A	72%	54%	80%	120%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.12)%.

G Investment income per share reflects a special dividend which amounted to $.03 per share.

H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Capital Appreciation Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 908,738
Unrealized depreciation	(468,752)
Net unrealized appreciation (depreciation)	$ 439,986
Cost for federal income tax purposes	$ 5,694,913

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,147,629 and $1,585,116, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .69% of the fund's average net assets.

Sales Load. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the fund. Shares purchased prior to October 12, 1990 are subject to a 1% deferred sales charge upon redemption. For the period, FDC received sales charges of $61 on redemption of shares of the fund.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,650 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $63 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $783 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $46, respectively.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
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1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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California

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851 East Hamilton Avenue
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Maine

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Maryland

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Massachusetts

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Michigan

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Semiannual Report

New Jersey

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396 Route 17, North
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New York

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North Carolina

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Ohio

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Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

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(U.K.) Inc.

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(Far East) Inc.

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Fidelity®

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Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Actual	$ 1,000.00	$ 1,060.20	$ 4.65
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.28	$ 4.56

* Expenses are equal to the Fund's annualized expense ratio of .91%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.8	3.2
Intel Corp.	2.5	1.3
Johnson & Johnson	2.4	1.8
General Electric Co.	2.3	2.6
Citigroup, Inc.	2.2	2.4
Bank of America Corp.	2.1	2.5
Morgan Stanley	2.0	0.4
Apple Computer, Inc.	1.9	0.3
Oracle Corp.	1.9	0.4
Microsoft Corp.	1.9	2.4
	23.0
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.2	21.2
Information Technology	16.3	15.8
Health Care	13.1	9.9
Industrials	10.8	12.3
Consumer Discretionary	10.4	12.0
Asset Allocation (% of fund's net assets)
As of April 30, 2005*		As of October 31, 2004**
	Stocks 97.8%		Stocks 96.9%
	Short-Term Investments and Net Other Assets 2.2%		Short-Term Investments and Net Other Assets 3.1%
* Foreign investments	0.5%	** Foreign investments	0.2%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 10.4%
Hotels, Restaurants & Leisure - 0.6%
McDonald's Corp.	750,600	$ 22,000
MGM MIRAGE (a)	100,000	6,981
		28,981
Household Durables - 2.4%
Black & Decker Corp.	150,000	12,545
D.R. Horton, Inc.	760,100	23,183
Fortune Brands, Inc.	100,000	8,458
Garmin Ltd. (d)	86,900	3,433
Harman International Industries, Inc.	144,700	11,371
Lennar Corp. Class A	534,300	27,500
M.D.C. Holdings, Inc.	75,000	4,904
Meritage Homes Corp. (a)	78,000	4,937
Tempur-Pedic International, Inc. (a)	284,400	5,429
Toll Brothers, Inc. (a)	263,900	20,004
		121,764
Leisure Equipment & Products - 0.3%
Eastman Kodak Co.	641,100	16,028
Media - 2.2%
Getty Images, Inc. (a)	75,000	5,366
Time Warner, Inc. (a)	3,428,900	57,640
Viacom, Inc. Class B (non-vtg.)	273,800	9,479
Walt Disney Co.	1,544,300	40,770
		113,255
Multiline Retail - 0.8%
JCPenney Co., Inc.	350,000	16,594
Neiman Marcus Group, Inc. Class A	41,400	4,070
Nordstrom, Inc.	250,000	12,708
Target Corp.	225,000	10,442
		43,814
Specialty Retail - 2.9%
Abercrombie & Fitch Co. Class A	469,200	25,313
Aeropostale, Inc. (a)	240,000	6,703
American Eagle Outfitters, Inc.	581,600	15,250
bebe Stores, Inc.	127,700	4,127
Gap, Inc.	1,384,800	29,565
Home Depot, Inc.	1,533,600	54,243
Michaels Stores, Inc.	175,000	5,810
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Men's Wearhouse, Inc. (a)	76,200	$ 3,145
Urban Outfitters, Inc. (a)	150,000	6,645
		150,801
Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc. (a)	694,600	18,615
NIKE, Inc. Class B	377,700	29,011
Quiksilver, Inc. (a)	170,900	4,708
Reebok International Ltd.	150,000	6,092
VF Corp.	75,000	4,244
		62,670
TOTAL CONSUMER DISCRETIONARY		537,313
CONSUMER STAPLES - 7.6%
Beverages - 1.5%
Coca-Cola Enterprises, Inc.	148,400	3,013
Constellation Brands, Inc. Class A (sub. vtg.) (a)	75,000	3,953
Pepsi Bottling Group, Inc.	250,000	7,168
PepsiCo, Inc.	900,000	50,076
The Coca-Cola Co.	345,300	15,000
		79,210
Food & Staples Retailing - 2.1%
Albertsons, Inc.	225,000	4,453
BJ's Wholesale Club, Inc. (a)	207,800	5,538
CVS Corp.	483,500	24,939
SUPERVALU, Inc.	158,000	4,986
Wal-Mart Stores, Inc.	1,132,500	53,386
Walgreen Co.	370,000	15,932
		109,234
Food Products - 1.2%
Archer-Daniels-Midland Co.	579,200	10,420
Bunge Ltd.	176,200	10,008
Hershey Co.	127,100	8,122
Kellogg Co.	341,000	15,328
Pilgrims Pride Corp. Class B	189,000	6,821
Ralcorp Holdings, Inc.	75,000	2,972
Smithfield Foods, Inc. (a)	181,000	5,477
		59,148
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Household Products - 2.2%
Clorox Co.	244,600	$ 15,483
Energizer Holdings, Inc. (a)	75,000	4,273
Procter & Gamble Co.	1,649,200	89,304
Rayovac Corp. (a)	170,000	6,195
		115,255
Personal Products - 0.1%
Alberto-Culver Co.	90,000	4,005
Tobacco - 0.5%
Altria Group, Inc.	350,000	22,747
Loews Corp. - Carolina Group	96,200	3,030
		25,777
TOTAL CONSUMER STAPLES		392,629
ENERGY - 10.3%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	720,700	31,797
Lone Star Technologies, Inc. (a)	76,800	2,991
		34,788
Oil & Gas - 9.6%
Amerada Hess Corp.	84,700	7,932
Apache Corp.	462,500	26,034
ChevronTexaco Corp.	1,721,400	89,513
ConocoPhillips	625,000	65,531
Exxon Mobil Corp.	3,461,900	197,421
Forest Oil Corp. (a)	100,000	3,853
Occidental Petroleum Corp.	250,000	17,250
Overseas Shipholding Group, Inc.	164,600	9,288
Sunoco, Inc.	125,000	12,408
Unocal Corp.	383,400	20,914
Valero Energy Corp.	650,000	44,545
		494,689
TOTAL ENERGY		529,477
FINANCIALS - 20.2%
Capital Markets - 6.5%
Bear Stearns Companies, Inc.	259,100	24,526
E*TRADE Financial Corp. (a)	251,900	2,799
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Franklin Resources, Inc.	284,900	$ 19,567
Goldman Sachs Group, Inc.	826,000	88,209
Lehman Brothers Holdings, Inc.	531,900	48,786
Merrill Lynch & Co., Inc.	903,400	48,720
Morgan Stanley	1,975,700	103,961
		336,568
Commercial Banks - 4.1%
Bank of America Corp.	2,469,500	111,226
Comerica, Inc.	100,000	5,726
Compass Bancshares, Inc.	90,000	3,872
KeyCorp	200,000	6,632
SunTrust Banks, Inc.	120,000	8,740
U.S. Bancorp, Delaware	750,000	20,925
UnionBanCal Corp.	65,600	4,038
Wachovia Corp.	1,003,500	51,359
		212,518
Consumer Finance - 1.4%
American Express Co.	592,700	31,235
AmeriCredit Corp. (a)	175,000	4,095
Capital One Financial Corp.	350,800	24,868
MBNA Corp.	220,100	4,347
Providian Financial Corp. (a)	518,700	8,647
		73,192
Diversified Financial Services - 2.9%
Chicago Mercantile Exchange Holdings, Inc. Class A	48,000	9,385
CIT Group, Inc.	250,000	10,070
Citigroup, Inc.	2,403,800	112,882
Moody's Corp.	118,800	9,758
Principal Financial Group, Inc.	257,800	10,075
		152,170
Insurance - 4.6%
Allmerica Financial Corp. (a)	105,700	3,548
Allstate Corp.	629,700	35,364
American International Group, Inc.	1,113,600	56,627
Cincinnati Financial Corp.	78,960	3,177
First American Corp., California	100,000	3,580
Hartford Financial Services Group, Inc.	512,200	37,068
Lincoln National Corp.	125,000	5,621
MetLife, Inc.	250,000	9,725
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Progressive Corp.	251,200	$ 22,927
Prudential Financial, Inc.	558,700	31,930
StanCorp Financial Group, Inc.	47,400	3,627
The Chubb Corp.	275,000	22,490
		235,684
Real Estate - 0.2%
Vornado Realty Trust	131,500	10,053
Thrifts & Mortgage Finance - 0.5%
Fannie Mae	167,700	9,047
Golden West Financial Corp., Delaware	260,600	16,243
		25,290
TOTAL FINANCIALS		1,045,475
HEALTH CARE - 13.1%
Biotechnology - 1.6%
Amgen, Inc. (a)	900,000	52,389
Genzyme Corp. - General Division (a)	340,000	19,927
Invitrogen Corp. (a)	140,000	10,258
		82,574
Health Care Equipment & Supplies - 0.5%
Bausch & Lomb, Inc.	150,000	11,250
Biomet, Inc.	41,500	1,606
C.R. Bard, Inc.	144,800	10,305
		23,161
Health Care Providers & Services - 6.1%
Aetna, Inc.	1,137,300	83,444
Amedisys, Inc. (a)	127,900	3,838
Centene Corp. (a)	108,000	3,008
CIGNA Corp.	363,000	33,389
Community Health Systems, Inc. (a)	103,100	3,758
Coventry Health Care, Inc. (a)	341,000	23,335
HCA, Inc.	80,000	4,467
Humana, Inc. (a)	320,200	11,095
Laboratory Corp. of America Holdings (a)	125,000	6,188
LifePoint Hospitals, Inc. (a)	100,000	4,445
PacifiCare Health Systems, Inc. (a)	200,000	11,952
Sierra Health Services, Inc. (a)	50,000	3,235
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	672,300	$ 63,539
WellPoint, Inc. (a)	478,000	61,065
		316,758
Pharmaceuticals - 4.9%
Johnson & Johnson	1,822,900	125,106
Merck & Co., Inc.	686,600	23,276
Pfizer, Inc.	2,583,200	70,186
Wyeth	750,000	33,705
		252,273
TOTAL HEALTH CARE		674,766
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.9%
Honeywell International, Inc.	400,000	14,304
Northrop Grumman Corp.	391,800	21,486
Raytheon Co.	386,700	14,544
Rockwell Collins, Inc.	139,600	6,405
The Boeing Co.	818,300	48,705
United Defense Industries, Inc.	61,800	4,572
United Technologies Corp.	375,000	38,145
		148,161
Air Freight & Logistics - 1.3%
FedEx Corp.	435,100	36,962
United Parcel Service, Inc. Class B	400,000	28,524
		65,486
Building Products - 0.0%
Masco Corp.	90,000	2,834
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co.	100,000	3,291
Industrial Conglomerates - 3.3%
General Electric Co.	3,267,100	118,269
Textron, Inc.	140,700	10,602
Tyco International Ltd.	1,150,000	36,007
Walter Industries, Inc.	100,000	3,430
		168,308
Machinery - 2.3%
Caterpillar, Inc.	350,000	30,818
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc.	80,000	$ 5,440
Deere & Co.	541,100	33,840
Eaton Corp.	80,000	4,692
Ingersoll-Rand Co. Ltd. Class A	292,600	22,492
PACCAR, Inc.	225,000	15,278
Terex Corp. (a)	100,000	3,738
Timken Co.	100,000	2,484
		118,782
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	490,800	23,681
CNF, Inc.	64,100	2,740
J.B. Hunt Transport Services, Inc.	124,400	4,863
Yellow Roadway Corp. (a)(d)	334,300	16,381
		47,665
Trading Companies & Distributors - 0.0%
WESCO International, Inc. (a)	108,600	2,626
TOTAL INDUSTRIALS		557,153
INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	200,700	3,468
Comtech Telecommunications Corp. (a)	109,350	3,839
Lucent Technologies, Inc. (a)	3,000,000	7,290
Motorola, Inc.	2,478,200	38,016
		52,613
Computers & Peripherals - 4.3%
Apple Computer, Inc. (a)	2,769,400	99,865
Dell, Inc. (a)	1,572,200	54,760
Emulex Corp. (a)	200,000	3,106
Hewlett-Packard Co.	887,400	18,165
International Business Machines Corp.	290,000	22,150
Maxtor Corp. (a)	588,600	2,855
NCR Corp. (a)	233,400	7,702
SanDisk Corp. (a)	300,000	7,110
Western Digital Corp. (a)	300,000	3,807
		219,520
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.1%
Ingram Micro, Inc. Class A (a)	219,500	$ 3,657
Jabil Circuit, Inc. (a)	135,000	3,726
		7,383
Internet Software & Services - 2.2%
Google, Inc. Class A (sub. vtg.) (d)	340,000	74,800
InfoSpace, Inc. (a)	415,000	12,861
Yahoo!, Inc. (a)	742,400	25,620
		113,281
IT Services - 0.1%
CheckFree Corp. (a)	100,000	3,668
Office Electronics - 0.1%
Xerox Corp. (a)	350,000	4,638
Semiconductors & Semiconductor Equipment - 3.8%
Altera Corp. (a)	1,516,200	31,431
Intel Corp.	5,519,100	129,809
Lam Research Corp. (a)	200,000	5,130
LSI Logic Corp. (a)	1,027,400	5,507
Marvell Technology Group Ltd. (a)	250,000	8,370
National Semiconductor Corp.	922,800	17,607
		197,854
Software - 4.7%
Adobe Systems, Inc.	553,500	32,917
Citrix Systems, Inc. (a)	300,000	6,750
Intuit, Inc. (a)	150,000	6,045
Microsoft Corp.	3,881,200	98,194
Oracle Corp. (a)	8,545,500	98,786
		242,692
TOTAL INFORMATION TECHNOLOGY		841,649
MATERIALS - 4.2%
Chemicals - 1.3%
Crompton Corp.	150,000	2,108
Dow Chemical Co.	1,020,800	46,885
FMC Corp. (a)	60,800	2,979
Lyondell Chemical Co.	200,000	5,018
PPG Industries, Inc.	200,200	13,524
		70,514
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Containers & Packaging - 0.1%
Ball Corp.	139,900	$ 5,526
Metals & Mining - 2.4%
Carpenter Technology Corp.	53,700	2,970
Cleveland-Cliffs, Inc.	100,000	5,801
Commercial Metals Co.	150,000	3,827
Nucor Corp.	725,400	37,068
Peabody Energy Corp.	250,000	10,943
Phelps Dodge Corp.	537,200	46,119
Quanex Corp.	70,000	3,532
United States Steel Corp.	300,000	12,828
		123,088
Paper & Forest Products - 0.4%
Georgia-Pacific Corp.	283,400	9,712
Weyerhaeuser Co.	150,000	10,292
		20,004
TOTAL MATERIALS		219,132
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
BellSouth Corp.	680,000	18,013
CenturyTel, Inc.	150,000	4,604
SBC Communications, Inc.	1,009,600	24,028
Verizon Communications, Inc.	1,088,200	38,958
		85,603
UTILITIES - 3.2%
Electric Utilities - 2.2%
Edison International	369,400	13,409
Exelon Corp.	390,000	19,305
FirstEnergy Corp.	125,000	5,440
PG&E Corp.	130,000	4,514
PPL Corp.	150,000	8,139
Southern Co.	240,000	7,908
TXU Corp.	656,100	56,287
		115,002
Gas Utilities - 0.1%
ONEOK, Inc.	100,000	2,886
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.9%
AES Corp. (a)	754,500	$ 12,132
Duke Energy Corp.	716,300	20,909
Sempra Energy	372,800	15,054
		48,095
TOTAL UTILITIES		165,983
TOTAL COMMON STOCKS (Cost $4,560,951)		5,049,180
U.S. Treasury Obligations - 0.2%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 2.56% 5/19/05 (Cost $8,489)	$ 8,500	8,490
Money Market Funds - 4.8%
	Shares
Fidelity Cash Central Fund, 2.84% (b)	218,006,829	218,007
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	30,763,200	30,763
TOTAL MONEY MARKET FUNDS (Cost $248,770)		248,770
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $4,818,210)		5,306,440
NET OTHER ASSETS - (2.8)%		(143,468)
NET ASSETS - 100%		$ 5,162,972
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information

At October 31, 2004, the fund had a capital loss carryforward of approximately $514,838,000 of which $61,113,000, $429,955,000 and $23,770,000 will expire on October 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $30,248) (cost $4,818,210) - See accompanying schedule		$ 5,306,440
Receivable for investments sold		207,001
Receivable for fund shares sold		10,995
Dividends receivable		4,036
Interest receivable		437
Prepaid expenses		13
Other affiliated receivables		17
Other receivables		180
Total assets		5,529,119

Liabilities
Payable for investments purchased	$ 327,178
Payable for fund shares redeemed	4,247
Accrued management fee	2,598
Other affiliated payables	1,169
Other payables and accrued expenses	192
Collateral on securities loaned, at value	30,763
Total liabilities		366,147

Net Assets		$ 5,162,972
Net Assets consist of:
Paid in capital		$ 4,850,601
Undistributed net investment income		8,304
Accumulated undistributed net realized gain (loss) on investments		(184,163)
Net unrealized appreciation (depreciation) on investments		488,230
Net Assets, for 209,530 shares outstanding		$ 5,162,972
Net Asset Value, offering price and redemption price per share ($5,162,972 ÷ 209,530 shares)		$ 24.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 35,348
Special Dividends		11,644
Interest		2,652
Security lending		111
Total income		49,755

Expenses
Management fee Basic fee	$ 14,349
Performance adjustment	1,901
Transfer agent fees	5,818
Accounting and security lending fees	527
Independent trustees' compensation	12
Appreciation in deferred trustee compensation account	5
Custodian fees and expenses	45
Registration fees	83
Audit	41
Legal	8
Miscellaneous	25
Total expenses before reductions	22,814
Expense reductions	(494)	22,320
Net investment income (loss)		27,435
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	336,570
Futures contracts	(4,803)
Total net realized gain (loss)		331,767
Change in net unrealized appreciation (depreciation) on investment securities		(97,023)
Net gain (loss)		234,744
Net increase (decrease) in net assets resulting from operations		$ 262,179

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,435	$ 21,448
Net realized gain (loss)	331,767	231,043
Change in net unrealized appreciation (depreciation)	(97,023)	55,680
Net increase (decrease) in net assets resulting from operations	262,179	308,171
Distributions to shareholders from net investment income	(34,684)	(19,052)
Share transactions Proceeds from sales of shares	651,564	806,831
Reinvestment of distributions	34,006	18,606
Cost of shares redeemed	(217,192)	(367,737)
Net increase (decrease) in net assets resulting from share transactions	468,378	457,700
Total increase (decrease) in net assets	695,873	746,819

Net Assets
Beginning of period	4,467,099	3,720,280
End of period (including undistributed net investment income of $8,304 and undistributed net investment income of $15,553, respectively)	$ 5,162,972	$ 4,467,099
Other Information Shares
Sold	25,953	35,241
Issued in reinvestment of distributions	1,371	853
Redeemed	(8,631)	(16,065)
Net increase (decrease)	18,693	20,029

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 23.41	$ 21.78	$ 18.41	$ 20.56	$ 31.14	$ 32.81
Income from Investment Operations
Net investment income (loss) D	.14 E	.12	.10	.03	.10	.16
Net realized and unrealized gain (loss)	1.27	1.62	3.30	(2.13)	(6.95)	3.34
Total from investment operations	1.41	1.74	3.40	(2.10)	(6.85)	3.50
Distributions from net investment income	(.18)	(.11)	(.03)	(.05)	(.16)	(.24)
Distributions from net realized gain	-	-	-	-	(3.57)	(4.93)
Total distributions	(.18)	(.11)	(.03)	(.05)	(3.73)	(5.17)
Net asset value, end of period	$ 24.64	$ 23.41	$ 21.78	$ 18.41	$ 20.56	$ 31.14
Total Return B, C	6.02%	8.03%	18.50%	(10.25)%	(24.70)%	11.65%
Ratios to Average Net Assets F
Expenses before expense reductions	.91% A	.89%	.92%	1.01%	.85%	.81%
Expenses net of voluntary waivers, if any	.91% A	.89%	.92%	1.01%	.85%	.81%
Expenses net of all reductions	.89% A	.88%	.90%	1.00%	.84%	.79%
Net investment income (loss)	1.09% A,E	.51%	.50%	.16%	.42%	.50%
Supplemental Data
Net assets, end of period (in millions)	$ 5,163	$ 4,467	$ 3,720	$ 2,777	$ 2,792	$ 3,581
Portfolio turnover rate	83% A	42%	64%	68%	101%	118%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .63%.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Disciplined Equity Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 751,866
Unrealized depreciation	(269,716)
Net unrealized appreciation (depreciation)	$ 482,150
Cost for federal income tax purposes	$ 4,824,290

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,480,860 and $2,002,360, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .65% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,860 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $32 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If

Semiannual Report

6. Security Lending - continued

the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $423 for the period. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $71.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2030 Fund were the owners of record of approximately 11%, 18% and 12%, respectively, of the total outstanding shares of the fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 53% of the total outstanding shares of the fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

Semiannual Report

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FDE-USAN-0605
1.784913.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Focused Stock

Fund

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Actual	$ 1,000.00	$ 1,095.20	$ 5.30**
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,019.74	$ 5.11**

* Expenses are equal to the Fund's annualized expense ratio of 1.02%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If fees effective January 1, 2005 had been in effect during the period, the annualized expense ratio would have been .98% and the expenses paid in the actual and hypothetical examples above would have been $5.09 and $4.91, respectively.

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Bausch & Lomb, Inc.	4.0	0.7
Sempra Energy	3.9	0.0
Radian Group, Inc.	3.9	0.0
KB Home	3.7	0.0
Smithfield Foods, Inc.	3.4	0.0
Exxon Mobil Corp.	3.3	1.5
Apple Computer, Inc.	3.2	0.0
Cummins, Inc.	3.2	2.1
First American Corp., California	3.2	0.0
American Eagle Outfitters, Inc.	3.0	3.0
	34.8
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.4	17.1
Information Technology	12.1	13.6
Consumer Discretionary	11.4	10.6
Health Care	11.1	11.9
Industrials	10.5	10.2
Asset Allocation (% of fund's net assets)
As of April 30, 2005 *		As of October 31, 2004 **
	Stocks 91.1%		Stocks 91.7%
	Short-Term Investments and Net Other Assets 8.9%		Short-Term Investments and Net Other Assets 8.3%
* Foreign investments	0.0%	** Foreign investments	1.2%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.4%
Hotels, Restaurants & Leisure - 1.1%
Penn National Gaming, Inc. (a)	23,200	$ 730,800
Household Durables - 5.2%
D.R. Horton, Inc.	30,533	931,257
KB Home	42,800	2,439,600
		3,370,857
Multiline Retail - 0.3%
Federated Department Stores, Inc.	3,600	207,000
Specialty Retail - 3.9%
American Eagle Outfitters, Inc.	74,600	1,956,012
The Pantry, Inc. (a)	19,200	614,784
		2,570,796
Textiles, Apparel & Luxury Goods - 0.9%
Polo Ralph Lauren Corp. Class A	16,600	582,660
TOTAL CONSUMER DISCRETIONARY		7,462,113
CONSUMER STAPLES - 9.2%
Food & Staples Retailing - 1.9%
BJ's Wholesale Club, Inc. (a)	13,400	357,110
Nash-Finch Co.	18,300	647,271
Wal-Mart Stores, Inc.	5,700	268,698
		1,273,079
Food Products - 5.5%
Archer-Daniels-Midland Co.	77,100	1,387,029
Smithfield Foods, Inc. (a)	72,500	2,193,850
		3,580,879
Household Products - 1.8%
Rayovac Corp. (a)	32,600	1,187,944
TOTAL CONSUMER STAPLES		6,041,902
ENERGY - 10.1%
Energy Equipment & Services - 0.6%
Lone Star Technologies, Inc. (a)	9,200	358,248
Oil & Gas - 9.5%
Exxon Mobil Corp.	37,700	2,150,031
Overseas Shipholding Group, Inc.	15,300	863,379
Sunoco, Inc.	3,800	377,188
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Tesoro Petroleum Corp. (a)	32,500	$ 1,233,050
Valero Energy Corp.	23,700	1,624,161
		6,247,809
TOTAL ENERGY		6,606,057
FINANCIALS - 17.4%
Capital Markets - 2.2%
Bear Stearns Companies, Inc.	15,300	1,448,298
Commercial Banks - 0.9%
Bank of America Corp.	12,800	576,512
Diversified Financial Services - 0.7%
Citigroup, Inc.	10,100	474,296
Insurance - 9.7%
American International Group, Inc.	1,700	86,445
Commerce Group, Inc., Massachusetts	22,800	1,347,024
First American Corp., California	59,000	2,112,200
LandAmerica Financial Group, Inc.	12,400	615,040
Philadelphia Consolidated Holding Corp. (a)	2,200	165,000
Selective Insurance Group, Inc.	18,400	812,360
UICI	30,000	696,600
W.R. Berkley Corp.	15,600	507,000
		6,341,669
Thrifts & Mortgage Finance - 3.9%
Radian Group, Inc.	57,700	2,563,611
TOTAL FINANCIALS		11,404,386
HEALTH CARE - 11.1%
Health Care Equipment & Supplies - 6.3%
American Medical Systems Holdings, Inc. (a)	46,400	810,144
Bausch & Lomb, Inc.	34,600	2,594,999
Haemonetics Corp. (a)	17,100	731,367
		4,136,510
Health Care Providers & Services - 3.4%
Aetna, Inc.	11,800	865,766
Sierra Health Services, Inc. (a)	18,100	1,170,889
UnitedHealth Group, Inc.	1,900	179,569
		2,216,224
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - 1.4%
Johnson & Johnson	10,900	$ 748,067
Pfizer, Inc.	7,800	211,926
		959,993
TOTAL HEALTH CARE		7,312,727
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.1%
The Boeing Co.	23,100	1,374,912
Industrial Conglomerates - 2.0%
General Electric Co.	36,900	1,335,780
Machinery - 6.0%
Cummins, Inc.	31,200	2,121,600
Deere & Co.	19,200	1,200,768
Terex Corp. (a)	16,600	620,508
		3,942,876
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	4,700	226,775
TOTAL INDUSTRIALS		6,880,343
INFORMATION TECHNOLOGY - 12.1%
Computers & Peripherals - 5.1%
Apple Computer, Inc. (a)	59,000	2,127,540
Komag, Inc. (a)	29,700	698,544
Storage Technology Corp. (a)	18,000	500,400
		3,326,484
Electronic Equipment & Instruments - 3.8%
Ingram Micro, Inc. Class A (a)	67,200	1,119,552
Tech Data Corp. (a)	37,200	1,358,916
		2,478,468
IT Services - 0.6%
DST Systems, Inc. (a)	8,200	372,280
Office Electronics - 0.3%
Xerox Corp. (a)	17,100	226,575
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 2.3%
Autodesk, Inc.	29,500	$ 938,985
Microsoft Corp.	23,900	604,670
		1,543,655
TOTAL INFORMATION TECHNOLOGY		7,947,462
MATERIALS - 2.7%
Metals & Mining - 2.7%
Carpenter Technology Corp.	11,600	641,480
Phelps Dodge Corp.	3,900	334,815
Reliance Steel & Aluminum Co.	21,600	814,968
		1,791,263
TELECOMMUNICATION SERVICES - 2.5%
Wireless Telecommunication Services - 2.5%
Nextel Communications, Inc. Class A (a)	57,500	1,609,425
UTILITIES - 4.1%
Electric Utilities - 0.2%
TXU Corp.	1,500	128,685
Multi-Utilities & Unregulated Power - 3.9%
Sempra Energy	63,600	2,568,168
TOTAL UTILITIES		2,696,853
TOTAL COMMON STOCKS (Cost $58,757,945)		59,752,531
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 2.69% 6/23/05 (Cost $49,799)	$ 50,000	49,806
Money Market Funds - 9.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.84% (b) (Cost $6,181,459)	6,181,459	$ 6,181,459
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $64,989,203)		65,983,796
NET OTHER ASSETS - (0.6)%		(381,035)
NET ASSETS - 100%		$ 65,602,761
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $19,129,155 of which $5,102,589, $9,803,893 and $4,222,673 will expire on October 31, 2009, 2010 and 2011, respectively.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $64,989,203) - See accompanying schedule		$ 65,983,796
Receivable for investments sold		166,397
Receivable for fund shares sold		163,331
Dividends receivable		10,396
Interest receivable		13,298
Prepaid expenses		111
Other affiliated receivables		68
Other receivables		9,845
Total assets		66,347,242

Liabilities
Payable for investments purchased	$ 199,800
Payable for fund shares redeemed	475,914
Accrued management fee	25,007
Other affiliated payables	21,197
Other payables and accrued expenses	22,563
Total liabilities		744,481

Net Assets		$ 65,602,761
Net Assets consist of:
Paid in capital		$ 79,278,248
Undistributed net investment income		126,309
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,796,389)
Net unrealized appreciation (depreciation) on investments		994,593
Net Assets, for 6,572,193 shares outstanding		$ 65,602,761
Net Asset Value, offering price and redemption price per share ($65,602,761 ÷ 6,572,193 shares)		$ 9.98

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 451,813
Interest		53,778
Security lending		327
Total income		505,918

Expenses
Management fee Basic fee	$ 146,926
Performance adjustment	(37,564)
Transfer agent fees	98,237
Accounting and security lending fees	12,025
Independent trustees' compensation	114
Custodian fees and expenses	2,760
Registration fees	16,255
Audit	21,552
Legal	988
Miscellaneous	198
Total expenses before reductions	261,491
Expense reductions	(10,371)	251,120
Net investment income (loss)		254,798
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	4,386,760
Foreign currency transactions	82
Futures contracts	(1,118)
Total net realized gain (loss)		4,385,724
Change in net unrealized appreciation (depreciation) on investment securities		(2,084,051)
Net gain (loss)		2,301,673
Net increase (decrease) in net assets resulting from operations		$ 2,556,471

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 254,798	$ 2,097
Net realized gain (loss)	4,385,724	2,936,713
Change in net unrealized appreciation (depreciation)	(2,084,051)	610,038
Net increase (decrease) in net assets resulting from operations	2,556,471	3,548,848
Distributions to shareholders from net investment income	(128,489)	(81,588)
Share transactions Proceeds from sales of shares	34,820,936	10,421,332
Reinvestment of distributions	122,574	77,547
Cost of shares redeemed	(10,644,928)	(8,675,487)
Net increase (decrease) in net assets resulting from share transactions	24,298,582	1,823,392
Redemption fees	2,926	1,288
Total increase (decrease) in net assets	26,729,490	5,291,940

Net Assets
Beginning of period	38,873,271	33,581,331
End of period (including undistributed net investment income of $126,309 and $0, respectively)	$ 65,602,761	$ 38,873,271
Other Information Shares
Sold	3,356,246	1,179,746
Issued in reinvestment of distributions	12,482	9,188
Redeemed	(1,050,066)	(987,625)
Net increase (decrease)	2,318,662	201,309

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.14	$ 8.29	$ 7.26	$ 10.54	$ 15.92	$ 15.30
Income from Investment Operations
Net investment income (loss)E	.05	-G	.02	(.07)	.01	.02
Net realized and unrealized gain (loss)	.82	.87	1.01	(3.21)	(4.12)	2.63
Total from investment operations	.87	.87	1.03	(3.28)	(4.11)	2.65
Distributions from net investment income	(.03)	(.02)	-	-	(.02)	(.04)
Distributions from net realized gain	-	-	-	-	(1.25)	(1.99)
Total distributions	(.03)	(.02)	-	-	(1.27)	(2.03)
Redemption fees added to paid in capitalE,G	-	-	-	-	-	-
Net asset value, end of period	$ 9.98	$ 9.14	$ 8.29	$ 7.26	$ 10.54	$ 15.92
Total ReturnB,C,D	9.52%	10.51%	14.19%	(31.12)%	(27.74)%	18.54%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.02%A	1.07%	1.08%	1.33%	1.26%	1.03%
Expenses net of voluntary waivers, if any	1.02%A	1.07%	1.08%	1.33%	1.26%	1.03%
Expenses net of all reductions	.98%A	1.02%	1.03%	1.20%	1.22%	1.02%
Net investment income (loss)	.99%A	.01%	.20%	(.71)%	.09%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,603	$ 38,873	$ 33,581	$ 33,214	$ 49,135	$ 72,466
Portfolio turnover rate	171%A	201%	199%	256%	309%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Focused Stock Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,329,226
Unrealized depreciation	(3,346,976)
Net unrealized appreciation (depreciation)	$ 982,250
Cost for federal income tax purposes	$ 65,001,546

Semiannual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $61,804,658 and $40,007,546, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was ..43% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .38% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $53,379 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,080 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $10,363 for the period.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $8.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 13% of the total outstanding shares of the fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

Semiannual Report

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

TQG-USAN-0605
1.784914.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Small Cap Independence
Fund

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Actual	$ 1,000.00	$ 1,040.70	$ 3.95
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.93	$ 3.91

* Expenses are equal to the Fund's annualized expense ratio of .78%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Fisher Scientific International, Inc.	2.6	2.6
Alliant Techsystems, Inc.	2.3	2.1
Philadelphia Consolidated Holding Corp.	2.3	1.9
Renal Care Group, Inc.	1.9	1.8
BJ's Wholesale Club, Inc.	1.8	2.0
Jarden Corp.	1.7	1.4
Fidelity National Financial, Inc.	1.7	2.1
WellChoice, Inc.	1.5	1.1
Affiliated Computer Services, Inc. Class A	1.5	2.5
The Geo Group, Inc.	1.4	1.2
	18.7
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.9	23.9
Consumer Discretionary	16.9	14.8
Industrials	15.9	15.8
Health Care	14.1	14.9
Energy	12.9	5.3
Asset Allocation (% of fund's net assets)
As of April 30, 2005*		As of October 31, 2004**
	Stocks 99.0%		Stocks 91.3%
	Short-Term Investments and Net Other Assets 1.0%		Short-Term Investments and Net Other Assets 8.7%
* Foreign investments	3.8%	** Foreign investments	2.5%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 16.9%
Auto Components - 1.8%
Keystone Automotive Industries, Inc. (a)	427,336	$ 8,560
LKQ Corp. (a)	262,900	5,295
Noble International Ltd.	245,700	4,983
		18,838
Distributors - 0.1%
Advanced Marketing Services, Inc. (a)	311,500	1,408
Hotels, Restaurants & Leisure - 2.0%
Ambassadors Group, Inc.	194,134	6,490
Domino's Pizza, Inc.	651,400	11,829
Nevada Gold & Casinos, Inc. (a)	160,414	2,004
Total Entertainment Restaurant Corp. (a)	97,900	1,072
		21,395
Household Durables - 3.3%
Blount International, Inc. (a)	353,000	5,228
Jarden Corp. (a)	408,650	18,254
William Lyon Homes, Inc. (a)(d)	74,600	6,595
Yankee Candle Co., Inc.	171,100	4,755
		34,832
Internet & Catalog Retail - 0.9%
Insight Enterprises, Inc. (a)	477,800	8,648
Varsity Group, Inc. (a)	105,272	637
		9,285
Leisure Equipment & Products - 0.8%
RC2 Corp. (a)	262,804	9,109
Media - 0.6%
New Frontier Media, Inc. (a)	1,072,812	6,480
Multiline Retail - 0.8%
Dollar Tree Stores, Inc. (a)	351,400	8,606
Specialty Retail - 6.1%
Asbury Automotive Group, Inc. (a)	437,000	6,004
Big 5 Sporting Goods Corp.	491,323	11,738
Group 1 Automotive, Inc. (a)	48,061	1,209
Lithia Motors, Inc. Class A (sub. vtg.)	278,929	6,878
Pacific Sunwear of California, Inc. (a)	287,600	6,503
Pomeroy IT Solutions, Inc. (a)	195,130	2,632
Regis Corp.	271,037	9,684
The Men's Wearhouse, Inc. (a)	173,300	7,152
The Pep Boys - Manny, Moe & Jack	326,300	4,627
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
United Auto Group, Inc.	100,200	$ 2,840
Whitehall Jewellers, Inc. (a)(e)	778,200	5,665
		64,932
Textiles, Apparel & Luxury Goods - 0.5%
Perry Ellis International, Inc. (a)	247,400	4,950
Rocky Shoes Boots, Inc. (a)	36,511	978
		5,928
TOTAL CONSUMER DISCRETIONARY		180,813
CONSUMER STAPLES - 1.8%
Food & Staples Retailing - 1.8%
BJ's Wholesale Club, Inc. (a)	724,883	19,318
Personal Products - 0.0%
Inter Parfums, Inc.	8,600	124
TOTAL CONSUMER STAPLES		19,442
ENERGY - 12.9%
Energy Equipment & Services - 3.9%
Input/Output, Inc. (a)(d)	1,234,900	7,459
Oceaneering International, Inc. (a)	115,900	3,803
Offshore Logistics, Inc. (a)	191,800	5,556
Oil States International, Inc. (a)	547,600	11,122
Superior Energy Services, Inc. (a)	409,400	6,092
Unit Corp. (a)	191,200	7,334
		41,366
Oil & Gas - 9.0%
Atlas America, Inc. (d)	118,100	3,904
Denbury Resources, Inc. (a)	132,200	4,196
Encore Acquisition Co. (a)	303,800	11,156
Energy Partners Ltd. (a)	297,600	6,803
Forest Oil Corp. (a)	231,700	8,927
Holly Corp.	228,600	7,834
KCS Energy, Inc. (a)	371,800	5,220
OMI Corp.	456,700	8,307
Petroleum Development Corp. (a)	216,100	5,532
Plains Exploration & Production Co. (a)	337,200	10,851
Vintage Petroleum, Inc.	296,000	8,551
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Whiting Petroleum Corp. New (a)	200,500	$ 6,069
World Fuel Services Corp.	381,200	9,530
		96,880
TOTAL ENERGY		138,246
FINANCIALS - 22.9%
Capital Markets - 0.3%
Waddell & Reed Financial, Inc. Class A	184,600	3,214
Commercial Banks - 3.9%
Hanmi Financial Corp.	649,382	9,513
Independent Bank Corp., Massachusetts	113,473	3,114
Nara Bancorp, Inc.	135,745	1,824
Old Second Bancorp, Inc.	184,005	5,448
Prosperity Bancshares, Inc.	130,996	3,347
Republic Bancorp, Inc., Kentucky Class A	1,546	33
Santander Bancorp	188,100	4,168
Southwest Bancorp, Inc., Oklahoma	95,400	1,799
UCBH Holdings, Inc.	259,900	4,088
Umpqua Holdings Corp.	225,900	5,019
Wilshire Bancorp, Inc.	274,600	3,757
		42,110
Consumer Finance - 1.1%
Student Loan Corp.	60,200	11,664
Diversified Financial Services - 1.2%
EuroBancshares, Inc.	408,500	5,744
Marlin Business Services Corp. (a)	391,059	7,700
		13,444
Insurance - 11.4%
AmerUs Group Co.	174,300	8,194
Aspen Insurance Holdings Ltd.	13,000	355
Berkshire Hathaway, Inc. Class A (a)	123	10,375
Direct General Corp.	92,200	1,637
Fidelity National Financial, Inc.	565,900	18,171
Hilb Rogal & Hobbs Co.	316,800	11,091
IPC Holdings Ltd.	119,955	4,514
LandAmerica Financial Group, Inc.	120,800	5,992
Montpelier Re Holdings Ltd.	277,879	9,223
Philadelphia Consolidated Holding Corp. (a)	328,716	24,654
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Protective Life Corp.	130,700	$ 4,998
Reinsurance Group of America, Inc.	119,300	5,335
StanCorp Financial Group, Inc.	140,700	10,766
Universal American Financial Corp. (a)	364,700	6,109
		121,414
Real Estate - 0.5%
Education Realty Trust, Inc.	315,300	5,045
Thrifts & Mortgage Finance - 4.5%
Doral Financial Corp.	330,600	4,645
Farmer Mac Class C (non-vtg.) (d)	309,400	5,371
Flushing Financial Corp.	462,915	7,573
NetBank, Inc.	473,100	3,884
R&G Financial Corp. Class B	511,300	7,266
Rainier Pacific Financial Group, Inc.	333,212	5,078
Sterling Financial Corp., Washington	220,900	7,221
W Holding Co., Inc.	850,964	6,884
		47,922
TOTAL FINANCIALS		244,813
HEALTH CARE - 14.1%
Health Care Equipment & Supplies - 3.7%
Fisher Scientific International, Inc. (a)(d)	470,781	27,959
Merit Medical Systems, Inc. (a)	429,692	5,436
Nutraceutical International Corp. (a)	472,500	5,906
		39,301
Health Care Providers & Services - 10.2%
Allied Healthcare International, Inc. (a)	371,100	2,171
American Dental Partners, Inc. (a)	105,419	2,529
Apria Healthcare Group, Inc. (a)	264,600	7,964
Corvel Corp. (a)	214,711	4,410
DaVita, Inc. (a)	308,500	12,433
Humana, Inc. (a)	281,200	9,744
IMS Health, Inc.	261,300	6,266
Omnicare, Inc.	429,128	14,878
Pediatrix Medical Group, Inc. (a)	46,600	3,173
Per-Se Technologies, Inc. (a)	143,400	2,231
Renal Care Group, Inc. (a)	531,717	20,285
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Sierra Health Services, Inc. (a)	94,200	$ 6,094
WellChoice, Inc. (a)	289,200	16,253
		108,431
Pharmaceuticals - 0.2%
InKine Pharmaceutical, Inc. (a)	1,081,200	2,552
TOTAL HEALTH CARE		150,284
INDUSTRIALS - 15.9%
Aerospace & Defense - 4.0%
Alliant Techsystems, Inc. (a)	358,600	24,808
DRS Technologies, Inc. (a)	293,900	13,005
Engineered Support Systems, Inc.	12,949	457
SI International, Inc. (a)	198,571	4,476
		42,746
Air Freight & Logistics - 0.8%
Pacer International, Inc. (a)	425,177	8,814
Airlines - 0.3%
ExpressJet Holdings, Inc. Class A (a)	185,300	1,645
Pinnacle Airlines Corp. (a)(d)	180,091	1,862
		3,507
Building Products - 0.5%
Universal Forest Products, Inc.	137,500	5,233
Commercial Services & Supplies - 6.2%
Corrections Corp. of America (a)	362,319	13,714
Duratek, Inc. (a)	109,693	2,542
FTI Consulting, Inc. (a)	412,100	9,099
Jackson Hewitt Tax Service, Inc.	283,200	5,217
NCO Group, Inc. (a)	138,100	2,573
SOURCECORP, Inc. (a)	358,900	6,406
The Geo Group, Inc. (a)(e)	581,100	15,260
Waste Connections, Inc. (a)	163,500	5,758
West Corp. (a)	179,000	5,798
		66,367
Construction & Engineering - 1.7%
Chicago Bridge & Iron Co. NV (NY Shares)	381,562	8,539
URS Corp. (a)	310,800	9,557
		18,096
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.6%
Genlyte Group, Inc. (a)	79,200	$ 6,284
Machinery - 0.6%
Gardner Denver, Inc. (a)	178,000	6,504
Trading Companies & Distributors - 1.2%
BlueLinx Corp.	477,300	5,728
UAP Holding Corp.	450,400	6,481
		12,209
TOTAL INDUSTRIALS		169,760
INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 0.6%
Black Box Corp.	180,200	5,860
Electronic Equipment & Instruments - 1.0%
Measurement Specialties, Inc. (a)	491,000	10,890
Internet Software & Services - 1.0%
j2 Global Communications, Inc. (a)(d)	285,900	10,212
IT Services - 4.4%
Affiliated Computer Services, Inc. Class A (a)	340,239	16,219
CACI International, Inc. Class A (a)	96,700	6,007
Computer Sciences Corp. (a)(d)	313,000	13,609
The BISYS Group, Inc. (a)	784,800	11,081
		46,916
Semiconductors & Semiconductor Equipment - 0.3%
California Micro Devices Corp. (a)	320,600	1,350
ESS Technology, Inc. (a)	613,600	2,356
		3,706
Software - 1.7%
Blackbaud, Inc.	591,200	7,715
EPIQ Systems, Inc. (a)	197,876	3,002
Pervasive Software, Inc. (a)	659,768	3,048
SERENA Software, Inc. (a)	250,386	4,765
		18,530
TOTAL INFORMATION TECHNOLOGY		96,114
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 2.3%
Chemicals - 0.7%
RPM International, Inc.	456,300	$ 7,871
Containers & Packaging - 0.3%
Packaging Dynamics Corp.	205,351	2,809
Metals & Mining - 1.3%
Compania de Minas Buenaventura SA sponsored ADR	458,600	9,791
Olympic Steel, Inc. (a)	254,100	3,717
		13,508
TOTAL MATERIALS		24,188
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.5%
Premiere Global Services, Inc. (a)	501,200	5,413
Wireless Telecommunication Services - 1.4%
NII Holdings, Inc. (a)	294,353	14,738
TOTAL TELECOMMUNICATION SERVICES		20,151
UTILITIES - 1.3%
Multi-Utilities & Unregulated Power - 1.3%
CMS Energy Corp. (a)	1,039,300	13,428
TOTAL COMMON STOCKS (Cost $968,542)		1,057,239
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 2.84% (b)	39,259,988	39,260
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	33,839,300	33,839
TOTAL MONEY MARKET FUNDS (Cost $73,099)		73,099
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $1,041,641)		1,130,338
NET OTHER ASSETS - (5.8)%		(62,229)
NET ASSETS - 100%		$ 1,068,109
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the money market fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rainier Pacific Financial Group, Inc.	$ 7,818	$ -	$ 1,961	$ 45	$ -
The Geo Group, Inc.	11,300	452	-	-	15,260
Whitehall Jewellers, Inc.	6,249	-	-	-	5,665
Total	$ 25,367	$ 452	$ 1,961	$ 45	$ 20,925

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $33,376) (cost $1,041,641) - See accompanying schedule		$ 1,130,338
Receivable for investments sold		1,107
Receivable for fund shares sold		1,761
Dividends receivable		167
Interest receivable		155
Prepaid expenses		3
Other affiliated receivables		3
Other receivables		189
Total assets		1,133,723

Liabilities
Payable for investments purchased	$ 29,825
Payable for fund shares redeemed	1,124
Accrued management fee	427
Other affiliated payables	283
Other payables and accrued expenses	116
Collateral on securities loaned, at value	33,839
Total liabilities		65,614

Net Assets		$ 1,068,109
Net Assets consist of:
Paid in capital		$ 900,270
Undistributed net investment income		6,336
Accumulated undistributed net realized gain (loss) on investments		72,806
Net unrealized appreciation (depreciation) on investments		88,697
Net Assets, for 58,675 shares outstanding		$ 1,068,109
Net Asset Value, offering price and redemption price per share ($1,068,109 ÷ 58,675 shares)		$ 18.20

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends (including $45 received from affiliated issuers)		$ 2,530
Special Dividends		7,187
Interest		546
Security lending		73
Total income		10,336

Expenses
Management fee Basic fee	$ 3,377
Performance adjustment	(890)
Transfer agent fees	1,451
Accounting and security lending fees	174
Independent trustees' compensation	3
Custodian fees and expenses	20
Registration fees	38
Audit	25
Legal	3
Miscellaneous	5
Total expenses before reductions	4,206
Expense reductions	(208)	3,998
Net investment income (loss)		6,338
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities (Including realized gain (loss) of $114 from affiliated issuers)		75,056
Change in net unrealized appreciation (depreciation) on investment securities		(48,897)
Net gain (loss)		26,159
Net increase (decrease) in net assets resulting from operations		$ 32,497

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,338	$ (4,704)
Net realized gain (loss)	75,056	86,866
Change in net unrealized appreciation (depreciation)	(48,897)	(6,654)
Net increase (decrease) in net assets resulting from operations	32,497	75,508
Distributions to shareholders from net realized gain	(46,445)	-
Share transactions Proceeds from sales of shares	210,255	242,457
Reinvestment of distributions	45,487	-
Cost of shares redeemed	(118,899)	(305,800)
Net increase (decrease) in net assets resulting from share transactions	136,843	(63,343)
Redemption fees	93	254
Total increase (decrease) in net assets	122,988	12,419

Net Assets
Beginning of period	945,121	932,702
End of period (including undistributed net investment income of $6,336 and accumulated net investment loss of $2, respectively)	$ 1,068,109	$ 945,121
Other Information Shares
Sold	10,808	13,349
Issued in reinvestment of distributions	2,370	-
Redeemed	(6,136)	(17,014)
Net increase (decrease)	7,042	(3,665)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 18.30	$ 16.87	$ 13.56	$ 15.40	$ 16.87	$ 14.24
Income from Investment Operations
Net investment income (loss) D	.11 E	(.09)	(.08)	(.08)	.10 F	.03
Net realized and unrealized gain (loss)	.68	1.52	3.38	(1.33)	(.81)	2.60
Total from investment operations	.79	1.43	3.30	(1.41)	(.71)	2.63
Distributions from net investment income	-	-	-	-	(.03)	(.02)
Distributions from net realized gain	(.89)	-	-	(.44)	(.74)	-
Total distributions	(.89)	-	-	(.44)	(.77)	(.02)
Redemption fees added to paid in capital D	- H	- H	.01	.01	.01	.02
Net asset value, end of period	$ 18.20	$ 18.30	$ 16.87	$ 13.56	$ 15.40	$ 16.87
Total Return B, C	4.07%	8.48%	24.41%	(9.58)%	(4.29)%	18.62%
Ratios to Average Net Assets G
Expenses before expense reductions	.78% A	.95%	1.06%	1.12%	.86%	.88%
Expenses net of voluntary waivers, if any	.78% A	.95%	1.06%	1.12%	.86%	.88%
Expenses net of all reductions	.74% A	.91%	.93%	.91%	.74%	.84%
Net investment income (loss)	1.17% A	(.49)%	(.59)%	(.52)%	.66%	.20%
Supplemental Data
Net assets, end of period (in millions)	$ 1,068	$ 945	$ 933	$ 892	$ 773	$ 681
Portfolio turnover rate	74% A	95%	220%	290%	450%	159%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.16)%.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Small Cap Independence Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 163,095
Unrealized depreciation	(75,839)
Net unrealized appreciation (depreciation)	$ 87,256
Cost for federal income tax purposes	$ 1,043,082

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $548,249 and $379,911, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .46% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .27% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $544 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $55 for the period.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $195 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $12, respectively.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SCS-USAN-0605
1.784915.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Stock Selector

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED (circle7) MAY LOSE VALUE (circle7) NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Actual	$ 1,000.00	$ 1,031.00	$ 4.18
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.68	$ 4.16

* Expenses are equal to the Fund's annualized expense ratio of .83%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	5.3	5.8
Exxon Mobil Corp.	3.3	3.3
General Electric Co.	3.3	2.1
Intel Corp.	2.6	1.6
American International Group, Inc.	2.5	3.4
Pfizer, Inc.	2.5	2.0
Dell, Inc.	2.1	2.0
Wells Fargo & Co.	2.0	1.6
Johnson & Johnson	1.9	1.1
Merrill Lynch & Co., Inc.	1.8	1.7
	27.3
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.8	22.2
Health Care	16.0	12.3
Financials	14.7	19.9
Industrials	13.2	11.2
Consumer Discretionary	9.0	10.9
Asset Allocation (% of fund's net assets)
As of April 30, 2005*		As of October 31, 2004**
	Stocks 96.9%		Stocks and Equity Futures 98.9%
	Short-Term Investments and Net Other Assets 3.1%		Short-Term Investments and Net Other Assets 1.1%
* Foreign investments	2.9%	** Foreign investments	2.6%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 9.0%
Hotels, Restaurants & Leisure - 1.1%
Hilton Hotels Corp.	126,900	$ 2,770
Marriott International, Inc. Class A	25,600	1,606
Sonic Corp. (a)	39,200	1,256
Starbucks Corp. (a)	21,000	1,040
Wendy's International, Inc.	29,440	1,264
		7,936
Household Durables - 0.3%
Beazer Homes USA, Inc.	600	27
Sony Corp. sponsored ADR	58,900	2,162
		2,189
Internet & Catalog Retail - 0.1%
eBay, Inc. (a)	21,980	697
Media - 4.5%
Clear Channel Communications, Inc.	41,260	1,318
Comcast Corp. Class A (special) (a)	76,750	2,435
E.W. Scripps Co. Class A	72,540	3,694
Lamar Advertising Co. Class A (a)	47,800	1,787
Liberty Media Corp. Class A (a)	187,300	1,880
News Corp.:
Class A	256,283	3,916
Class B	300	5
NTL, Inc. (a)	29,400	1,881
Scholastic Corp. (a)	43,100	1,502
Time Warner, Inc. (a)	245,760	4,131
Univision Communications, Inc. Class A (a)	132,100	3,473
Viacom, Inc. Class B (non-vtg.)	38,000	1,316
Walt Disney Co.	213,000	5,623
XM Satellite Radio Holdings, Inc. Class A (a)	36,200	1,004
		33,965
Multiline Retail - 1.0%
Dollar General Corp.	106,700	2,171
JCPenney Co., Inc.	33,700	1,598
Kohl's Corp. (a)	48,800	2,323
Target Corp.	33,120	1,537
		7,629
Specialty Retail - 1.8%
Advance Auto Parts, Inc. (a)	24,400	1,302
Chico's FAS, Inc. (a)	64,200	1,645
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Home Depot, Inc.	160,800	$ 5,687
Lowe's Companies, Inc.	43,100	2,246
Staples, Inc.	32,025	611
Tiffany & Co., Inc.	62,200	1,875
		13,366
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	46,900	1,662
TOTAL CONSUMER DISCRETIONARY		67,444
CONSUMER STAPLES - 7.2%
Beverages - 1.1%
PepsiCo, Inc. (d)	156,300	8,697
Food & Staples Retailing - 2.1%
CVS Corp.	61,100	3,152
Safeway, Inc. (a)	39,200	835
Sysco Corp.	85,000	2,941
Wal-Mart Stores, Inc.	184,880	8,715
		15,643
Food Products - 0.0%
Archer-Daniels-Midland Co.	1,600	29
Bunge Ltd.	1,400	80
		109
Household Products - 1.8%
Colgate-Palmolive Co.	197,150	9,816
Procter & Gamble Co.	69,900	3,785
		13,601
Personal Products - 1.2%
Gillette Co.	173,100	8,939
Tobacco - 1.0%
Altria Group, Inc.	114,380	7,434
TOTAL CONSUMER STAPLES		54,423
ENERGY - 7.6%
Energy Equipment & Services - 3.3%
BJ Services Co.	8,000	390
Diamond Offshore Drilling, Inc.	25,300	1,116
ENSCO International, Inc.	37,200	1,213
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	158,900	$ 6,609
Nabors Industries Ltd. (a)	12,100	652
Schlumberger Ltd. (NY Shares)	90,000	6,157
Smith International, Inc.	93,100	5,417
Weatherford International Ltd. (a)	56,100	2,926
		24,480
Oil & Gas - 4.3%
Ashland, Inc.	33,700	2,266
Exxon Mobil Corp.	434,710	24,792
Valero Energy Corp.	76,540	5,245
		32,303
TOTAL ENERGY		56,783
FINANCIALS - 14.7%
Capital Markets - 3.2%
Charles Schwab Corp.	184,600	1,911
E*TRADE Financial Corp. (a)	132,700	1,474
Goldman Sachs Group, Inc.	2,600	278
Lehman Brothers Holdings, Inc.	26,400	2,421
Merrill Lynch & Co., Inc.	244,620	13,192
Morgan Stanley	13,100	689
Nomura Holdings, Inc. sponsored ADR	75,700	966
State Street Corp.	63,200	2,922
		23,853
Commercial Banks - 4.1%
Bank of America Corp.	260,620	11,738
Wachovia Corp.	75,400	3,859
Wells Fargo & Co.	245,100	14,691
		30,288
Consumer Finance - 1.1%
American Express Co.	77,900	4,105
Capital One Financial Corp.	18,700	1,326
MBNA Corp.	122,881	2,427
		7,858
Diversified Financial Services - 0.7%
Citigroup, Inc.	116,766	5,483
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - 5.4%
ACE Ltd.	49,500	$ 2,127
AFLAC, Inc.	38,200	1,553
American International Group, Inc.	371,730	18,902
Everest Re Group Ltd.	20,680	1,700
Fidelity National Financial, Inc.	32,500	1,044
Hartford Financial Services Group, Inc.	74,230	5,372
MBIA, Inc.	12,600	660
MetLife, Inc.	47,500	1,848
The Chubb Corp.	14,540	1,189
W.R. Berkley Corp.	45,855	1,490
XL Capital Ltd. Class A	68,420	4,810
		40,695
Real Estate - 0.2%
Equity Residential (SBI)	44,500	1,529
Thrifts & Mortgage Finance - 0.0%
Countrywide Financial Corp.	1,401	51
Sovereign Bancorp, Inc.	8,000	165
		216
TOTAL FINANCIALS		109,922
HEALTH CARE - 16.0%
Biotechnology - 1.4%
Amgen, Inc. (a)	43,790	2,549
Cephalon, Inc. (a)	17,300	759
Charles River Laboratories International, Inc. (a)	370	18
Genentech, Inc. (a)	32,960	2,338
Invitrogen Corp. (a)	35,870	2,628
MedImmune, Inc. (a)	29,400	746
Protein Design Labs, Inc. (a)	78,800	1,409
		10,447
Health Care Equipment & Supplies - 4.0%
Alcon, Inc.	23,400	2,270
Baxter International, Inc.	102,400	3,799
Becton, Dickinson & Co.	26,900	1,574
C.R. Bard, Inc.	16,300	1,160
Dade Behring Holdings, Inc. (a)	21,700	1,338
DJ Orthopedics, Inc. (a)	80,800	2,032
Fisher Scientific International, Inc. (a)	8,300	493
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Guidant Corp.	48,530	$ 3,595
Medtronic, Inc.	180,060	9,489
St. Jude Medical, Inc. (a)	72,340	2,823
Waters Corp. (a)	42,000	1,664
		30,237
Health Care Providers & Services - 2.9%
Aetna, Inc.	20,200	1,482
American Healthways, Inc. (a)	11,740	438
Covance, Inc. (a)	16,600	758
HCA, Inc.	29,500	1,647
Henry Schein, Inc. (a)	77,300	2,900
PacifiCare Health Systems, Inc. (a)	14,600	872
UnitedHealth Group, Inc.	131,500	12,428
WellPoint, Inc. (a)	7,600	971
		21,496
Pharmaceuticals - 7.7%
Abbott Laboratories	126,040	6,196
Barr Pharmaceuticals, Inc. (a)	35,000	1,815
Eli Lilly & Co.	71,300	4,169
Johnson & Johnson	203,410	13,960
Pfizer, Inc.	683,440	18,569
Roche Holding AG (participation certificate)	37,838	4,590
Sepracor, Inc. (a)	26,900	1,612
Wyeth	150,200	6,750
		57,661
TOTAL HEALTH CARE		119,841
INDUSTRIALS - 13.2%
Aerospace & Defense - 5.4%
Aviall, Inc. (a)	58,150	1,701
EDO Corp.	58,900	1,757
Goodrich Corp.	115,200	4,643
Honeywell International, Inc.	305,560	10,927
Lockheed Martin Corp.	41,050	2,502
The Boeing Co.	134,930	8,031
United Technologies Corp.	105,060	10,687
		40,248
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.5%
FedEx Corp.	48,700	$ 4,137
Airlines - 0.2%
Southwest Airlines Co.	97,400	1,449
Commercial Services & Supplies - 0.8%
Apollo Group, Inc. Class A (a)	3,200	231
Aramark Corp. Class B	54,000	1,324
Herman Miller, Inc.	39,900	1,141
Robert Half International, Inc.	125,500	3,115
		5,811
Electrical Equipment - 0.2%
Emerson Electric Co.	19,200	1,203
Evergreen Solar, Inc. (a)	63,200	345
		1,548
Industrial Conglomerates - 4.3%
3M Co.	31,730	2,426
General Electric Co.	681,200	24,659
Tyco International Ltd.	164,080	5,137
		32,222
Machinery - 1.2%
Caterpillar, Inc.	37,900	3,337
Danaher Corp.	54,700	2,769
ITT Industries, Inc.	29,200	2,641
		8,747
Marine - 0.1%
Alexander & Baldwin, Inc.	27,221	1,109
Road & Rail - 0.4%
Laidlaw International, Inc. (a)	50,500	1,131
Norfolk Southern Corp.	73,600	2,311
		3,442
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	11,700	647
TOTAL INDUSTRIALS		99,360
INFORMATION TECHNOLOGY - 22.8%
Communications Equipment - 3.8%
Andrew Corp. (a)	56,600	694
Avaya, Inc. (a)	285,430	2,478
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Cisco Systems, Inc. (a)	550,540	$ 9,513
Comverse Technology, Inc. (a)	58,900	1,342
Corning, Inc. (a)	205,760	2,829
Juniper Networks, Inc. (a)	127,980	2,891
Lucent Technologies, Inc. (a)	71,700	174
Motorola, Inc.	210,940	3,236
QUALCOMM, Inc.	142,400	4,968
Research In Motion Ltd. (a)	4,350	280
		28,405
Computers & Peripherals - 3.2%
Apple Computer, Inc. (a)	46,600	1,680
Concurrent Computer Corp. (a)	36,700	65
Dell, Inc. (a)	460,600	16,043
Diebold, Inc.	2,000	97
EMC Corp. (a)	391,400	5,135
Hewlett-Packard Co.	16,600	340
Sun Microsystems, Inc. (a)	190,100	690
		24,050
Electronic Equipment & Instruments - 0.6%
AU Optronics Corp. sponsored ADR (d)	95,400	1,547
Solectron Corp. (a)	429,800	1,418
Symbol Technologies, Inc.	110,100	1,472
		4,437
Internet Software & Services - 1.5%
Akamai Technologies, Inc. (a)	101,100	1,194
Google, Inc. Class A (sub. vtg.)	14,700	3,234
Homestore, Inc. (a)	369,700	725
Yahoo!, Inc. (a)	183,510	6,333
		11,486
IT Services - 0.9%
Affiliated Computer Services, Inc. Class A (a)	24,200	1,154
Computer Sciences Corp. (a)	21,200	922
Paychex, Inc.	161,780	4,950
		7,026
Semiconductors & Semiconductor Equipment - 5.5%
Agere Systems, Inc. Class B (a)	938,246	1,107
Altera Corp. (a)	44,910	931
Analog Devices, Inc.	106,200	3,622
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Applied Materials, Inc.	109,400	$ 1,627
Applied Micro Circuits Corp. (a)	64,700	173
ARM Holdings PLC sponsored ADR	155,900	842
Conexant Systems, Inc. (a)	24,500	27
FormFactor, Inc. (a)	43,200	987
Freescale Semiconductor, Inc.:
Class A	150,000	2,808
Class B (a)	30,578	577
Intel Corp.	811,640	19,090
KLA-Tencor Corp.	29,700	1,159
Kopin Corp. (a)	157,100	482
Lam Research Corp. (a)	39,100	1,003
LTX Corp. (a)	118,400	455
Microchip Technology, Inc.	62,500	1,780
National Semiconductor Corp.	133,500	2,547
PMC-Sierra, Inc. (a)	72,850	587
Teradyne, Inc. (a)	80,000	882
Vitesse Semiconductor Corp. (a)	64,700	135
		40,821
Software - 7.3%
Adobe Systems, Inc.	4,200	250
BEA Systems, Inc. (a)	161,300	1,113
Intuit, Inc. (a)	26,120	1,053
Macrovision Corp. (a)	16,200	331
Microsoft Corp.	1,565,160	39,599
Oracle Corp. (a)	307,750	3,558
Symantec Corp. (a)	105,300	1,978
TIBCO Software, Inc. (a)	214,900	1,534
VERITAS Software Corp. (a)	249,250	5,132
		54,548
TOTAL INFORMATION TECHNOLOGY		170,773
MATERIALS - 2.6%
Chemicals - 1.2%
Monsanto Co.	65,500	3,840
Praxair, Inc.	109,000	5,104
		8,944
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	71,753	$ 1,759
Metals & Mining - 1.2%
Alcoa, Inc.	107,800	3,128
Newmont Mining Corp.	69,000	2,620
Peabody Energy Corp.	70,200	3,073
		8,821
TOTAL MATERIALS		19,524
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.1%
Covad Communications Group, Inc. (a)	651,500	739
Iowa Telecommunication Services, Inc.	60,000	1,146
Qwest Communications International, Inc. (a)	390,600	1,336
SBC Communications, Inc.	183,000	4,355
Telewest Global, Inc. (a)	63,100	1,170
Verizon Communications, Inc.	185,560	6,643
		15,389
Wireless Telecommunication Services - 0.8%
Nextel Communications, Inc. Class A (a)	217,530	6,089
TOTAL TELECOMMUNICATION SERVICES		21,478
UTILITIES - 0.9%
Electric Utilities - 0.2%
TXU Corp.	18,300	1,570
Multi-Utilities & Unregulated Power - 0.7%
AES Corp. (a)	93,100	1,497
Public Service Enterprise Group, Inc.	70,600	4,102
		5,599
TOTAL UTILITIES		7,169
TOTAL COMMON STOCKS (Cost $721,828)		726,717
U.S. Treasury Obligations - 0.2%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills, yield at date of purchase 2.81% 7/14/05 (Cost $1,094)	$ 1,100	$ 1,094
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 2.84% (b)	25,375,216	25,375
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	177,500	178
TOTAL MONEY MARKET FUNDS (Cost $25,553)		25,553
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $748,475)		753,364
NET OTHER ASSETS - (0.5)%		(3,700)
NET ASSETS - 100%		$ 749,664
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information
At October 31, 2004, the fund had a capital loss carryforward of approximately $105,731,000 of which $24,352,000 and $81,379,000 will expire on October 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $176) (cost $748,475) - See accompanying schedule		$ 753,364
Receivable for investments sold		25,756
Receivable for fund shares sold		250
Dividends receivable		367
Interest receivable		45
Prepaid expenses		2
Other receivables		99
Total assets		779,883

Liabilities
Payable for investments purchased	$ 28,552
Payable for fund shares redeemed	905
Accrued management fee	369
Other affiliated payables	159
Other payables and accrued expenses	56
Collateral on securities loaned, at value	178
Total liabilities		30,219

Net Assets		$ 749,664
Net Assets consist of:
Paid in capital		$ 839,946
Undistributed net investment income		973
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(96,144)
Net unrealized appreciation (depreciation) on investments		4,889
Net Assets, for 34,337 shares outstanding		$ 749,664
Net Asset Value, offering price and redemption price per share ($749,664 ÷ 34,337 shares)		$ 21.83

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends		$ 5,085
Special Dividends		4,852
Interest		290
Security lending		2
Total income		10,229

Expenses
Management fee Basic fee	$ 2,276
Performance adjustment	3
Transfer agent fees	822
Accounting and security lending fees	133
Independent trustees' compensation	2
Custodian fees and expenses	18
Registration fees	11
Audit	27
Legal	2
Miscellaneous	5
Total expenses before reductions	3,299
Expense reductions	(162)	3,137
Net investment income (loss)		7,092
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	32,571
Foreign currency transactions	5
Futures contracts	1,104
Total net realized gain (loss)		33,680
Change in net unrealized appreciation (depreciation) on: Investment securities	(14,471)
Futures contracts	(311)
Total change in net unrealized appreciation (depreciation)		(14,782)
Net gain (loss)		18,898
Net increase (decrease) in net assets resulting from operations		$ 25,990

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,092	$ 3,697
Net realized gain (loss)	33,680	90,485
Change in net unrealized appreciation (depreciation)	(14,782)	(32,899)
Net increase (decrease) in net assets resulting from operations	25,990	61,283
Distributions to shareholders from net investment income	(9,003)	(4,700)
Share transactions Proceeds from sales of shares	45,448	64,883
Reinvestment of distributions	8,598	4,477
Cost of shares redeemed	(98,249)	(139,058)
Net increase (decrease) in net assets resulting from share transactions	(44,203)	(69,698)
Total increase (decrease) in net assets	(27,216)	(13,115)

Net Assets
Beginning of period	776,880	789,995
End of period (including undistributed net investment income of $973 and undistributed net investment income of $2,884, respectively)	$ 749,664	$ 776,880
Other Information Shares
Sold	2,033	3,082
Issued in reinvestment of distributions	383	224
Redeemed	(4,368)	(6,597)
Net increase (decrease)	(1,952)	(3,291)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 21.41	$ 19.96	$ 16.83	$ 19.54	$ 31.80	$ 32.29
Income from Investment Operations
Net investment income (loss) D	.20F	.10	.11	.07	.14	.16
Net realized and unrealized gain (loss)	.47	1.47	3.08	(2.64)	(7.33)	3.31
Total from investment operations	.67	1.57	3.19	(2.57)	(7.19)	3.47
Distributions from net investment income	(.25)	(.12)	(.06)	(.14)	(.13)	(.12)
Distributions from net realized gain	-	-	-	-	(4.94)	(3.84)
Total distributions	(.25)	(.12)	(.06)	(.14)	(5.07)	(3.96)
Net asset value, end of period	$ 21.83	$ 21.41	$ 19.96	$ 16.83	$ 19.54	$ 31.80
Total Return B, C	3.10%	7.91%	19.01%	(13.30)%	(26.41)%	11.54%
Ratios to Average Net Assets E
Expenses before expense reductions	.83% A	.85%	.86%	.94%	.67%	.61%
Expenses net of voluntary waivers, if any	.83% A	.85%	.86%	.94%	.67%	.61%
Expenses net of all reductions	.79% A	.81%	.82%	.83%	.63%	.56%
Net investment income (loss)	1.78% A,F	.46%	.63%	.39%	.62%	.52%
Supplemental Data
Net assets, end of period (in millions)	$ 750	$ 777	$ 790	$ 744	$ 1,017	$ 1,602
Portfolio turnover rate	119% A	134%	159%	255%	137%	164%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .56%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Stock Selector (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 48,050
Unrealized depreciation	(62,535)
Net unrealized appreciation (depreciation)	$ (14,485)
Cost for federal income tax purposes	$ 767,849

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $452,980 and $496,742, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .57% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $274 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $161 for the period. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $1.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

Semiannual Report

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FSS-USAN-0605
1.784916.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Value

Fund

Semiannual Report

April 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 to April 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Expenses Paid During Period* November 1, 2004 to April 30, 2005
Actual	$ 1,000.00	$ 1,066.80	$ 4.25
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.68	$ 4.16

* Expenses are equal to the Fund's annualized expense ratio of .83%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Baxter International, Inc.	1.6	1.2
Fluor Corp.	1.4	1.5
Xerox Corp.	1.3	1.2
TXU Corp.	1.2	1.1
Schering-Plough Corp.	1.2	0.7
Royal Caribbean Cruises Ltd.	1.2	0.9
Precision Castparts Corp.	1.1	1.2
Western Digital Corp.	1.1	0.9
McKesson Corp.	1.1	0.5
Flextronics International Ltd.	1.0	1.1
	12.2
Top Five Market Sectors as of April 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.4	16.1
Health Care	14.4	9.9
Financials	12.1	12.7
Industrials	11.4	13.7
Consumer Discretionary	11.2	12.5
Asset Allocation (% of fund's net assets)
As of April 30, 2005 *		As of October 31, 2004 **
	Stocks 93.2%		Stocks 91.8%
	Bonds 0.2%		Bonds 0.4%
	Convertible Securities 0.9%		Convertible Securities 1.0%
	Short-Term Investments and Net Other Assets 5.7%		Short-Term Investments and Net Other Assets 6.8%
* Foreign investments	9.1%	** Foreign investments	9.0%

Semiannual Report

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.2%
BorgWarner, Inc.	361,800	$ 16,541
Automobiles - 0.0%
Monaco Coach Corp.	264,000	3,744
Hotels, Restaurants & Leisure - 3.6%
Brinker International, Inc. (a)	1,966,600	66,471
Caesars Entertainment, Inc. (a)	957,520	19,103
CBRL Group, Inc.	224,000	8,631
Domino's Pizza, Inc.	352,700	6,405
Harrah's Entertainment, Inc.	88,600	5,814
Hilton Hotels Corp.	931,600	20,337
Outback Steakhouse, Inc.	1,662,620	67,170
Royal Caribbean Cruises Ltd.	2,965,320	124,603
Wendy's International, Inc.	1,647,900	70,744
		389,278
Household Durables - 0.7%
Jarden Corp. (a)	375,000	16,751
Newell Rubbermaid, Inc.	2,220,200	48,245
Sony Corp. sponsored ADR	365,000	13,399
		78,395
Leisure Equipment & Products - 1.2%
Brunswick Corp.	1,151,500	48,363
Eastman Kodak Co.	2,115,200	52,880
K2, Inc. (a)(d)	1,315,130	16,728
RC2 Corp. (a)	223,300	7,740
		125,711
Media - 1.6%
E.W. Scripps Co. Class A	334,800	17,051
Emmis Communications Corp. Class A (a)	1,249,402	19,278
Lamar Advertising Co. Class A (a)	467,900	17,490
The Reader's Digest Association, Inc. (non-vtg.)	2,618,371	44,512
Tribune Co.	801,800	30,949
Viacom, Inc. Class B (non-vtg.)	1,115,975	38,635
		167,915
Multiline Retail - 1.1%
Big Lots, Inc. (a)	4,374,360	44,531
Family Dollar Stores, Inc.	1,440,500	38,865
Nordstrom, Inc.	758,700	38,565
		121,961
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.1%
AutoNation, Inc. (a)	1,138,400	$ 20,799
Blockbuster, Inc.:
Class A	133,191	1,319
Class B	133,191	1,257
Office Depot, Inc. (a)	957,800	18,754
OfficeMax, Inc.	573,700	18,634
Pier 1 Imports, Inc.	2,962,900	43,021
Select Comfort Corp. (a)	174,300	3,856
Sports Authority, Inc. (a)(d)(e)	1,592,400	42,358
Stage Stores, Inc. (a)	400,050	15,130
TBC Corp. New (a)	460,768	12,054
Tiffany & Co., Inc.	1,502,000	45,285
Toys 'R' Us, Inc. (a)	133,800	3,392
		225,859
Textiles, Apparel & Luxury Goods - 0.7%
Liz Claiborne, Inc.	1,596,000	56,546
Warnaco Group, Inc. (a)	735,080	16,510
		73,056
TOTAL CONSUMER DISCRETIONARY		1,202,460
CONSUMER STAPLES - 2.3%
Beverages - 0.1%
Cott Corp. (a)	755,800	16,908
Food & Staples Retailing - 0.8%
Safeway, Inc. (a)	3,872,370	82,443
Food Products - 0.8%
Bunge Ltd.	330,800	18,789
Corn Products International, Inc.	556,800	12,261
Dean Foods Co. (a)	1,560,898	53,632
Global Bio-Chem Technology Group Co. Ltd.	11,066,000	7,240
		91,922
Household Products - 0.6%
Colgate-Palmolive Co.	1,210,100	60,251
TOTAL CONSUMER STAPLES		251,524
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 8.8%
Energy Equipment & Services - 7.5%
Baker Hughes, Inc.	1,320,860	$ 58,276
BJ Services Co.	863,700	42,105
Cooper Cameron Corp. (a)	1,262,550	69,364
ENSCO International, Inc.	994,700	32,427
FMC Technologies, Inc. (a)	933,300	28,307
GlobalSantaFe Corp.	1,014,320	34,081
Grant Prideco, Inc. (a)	2,299,125	50,926
Halliburton Co.	1,914,200	79,612
Helmerich & Payne, Inc.	1,299,700	49,960
Nabors Industries Ltd. (a)	847,600	45,660
National Oilwell Varco, Inc. (a)	2,118,000	84,169
Noble Corp.	1,176,200	59,869
Pride International, Inc. (a)	790,600	17,630
Smith International, Inc.	1,069,500	62,224
Transocean, Inc. (a)	1,171,000	54,299
Weatherford International Ltd. (a)	764,174	39,852
		808,761
Oil & Gas - 1.3%
Ashland, Inc.	1,058,320	71,161
McMoRan Exploration Co. (a)(d)	576,400	10,387
Premcor, Inc.	425,900	28,173
Valero Energy Corp.	458,000	31,387
		141,108
TOTAL ENERGY		949,869
FINANCIALS - 11.9%
Capital Markets - 1.9%
Charles Schwab Corp.	1,247,800	12,915
Janus Capital Group, Inc.	3,204,800	41,630
Lehman Brothers Holdings, Inc.	652,100	59,811
Merrill Lynch & Co., Inc.	945,800	51,007
Nuveen Investments, Inc. Class A	460,700	15,659
State Street Corp.	617,900	28,566
		209,588
Commercial Banks - 1.5%
Bank of America Corp.	905,460	40,782
North Fork Bancorp, Inc., New York	262,950	7,402
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
UnionBanCal Corp.	722,628	$ 44,485
Wachovia Corp.	1,316,867	67,397
		160,066
Consumer Finance - 0.2%
MBNA Corp.	1,170,900	23,125
Diversified Financial Services - 0.1%
Citigroup, Inc.	291,924	13,709
Insurance - 3.9%
AFLAC, Inc.	2,490,120	101,223
AMBAC Financial Group, Inc.	783,000	52,344
Genworth Financial, Inc. Class A	329,100	9,198
Marsh & McLennan Companies, Inc.	475,800	13,337
MBIA, Inc.	1,198,800	62,793
MetLife, Inc.	1,324,990	51,542
Prudential Financial, Inc.	708,400	40,485
Scottish Re Group Ltd.	593,860	13,944
St. Paul Travelers Companies, Inc.	1,523,320	54,535
Willis Group Holdings Ltd.	470,300	15,732
		415,133
Real Estate - 3.4%
Alexandria Real Estate Equities, Inc.	425,800	29,304
CenterPoint Properties Trust (SBI)	793,220	32,689
Duke Realty Corp.	951,300	29,110
Education Realty Trust, Inc.	1,052,400	16,838
Equity Office Properties Trust	590,300	18,577
Equity Residential (SBI)	709,000	24,354
General Growth Properties, Inc.	1,355,650	53,019
GMH Communities Trust	980,700	11,523
Kimco Realty Corp.	401,800	22,256
Reckson Associates Realty Corp.	1,017,300	32,808
Trizec Properties, Inc.	1,143,100	22,851
United Dominion Realty Trust, Inc. (SBI)	1,225,100	27,136
Vornado Realty Trust	587,100	44,884
		365,349
Thrifts & Mortgage Finance - 0.9%
Countrywide Financial Corp.	1,745,918	63,185
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Fannie Mae	327,100	$ 17,647
Freddie Mac	257,100	15,817
		96,649
TOTAL FINANCIALS		1,283,619
HEALTH CARE - 14.1%
Biotechnology - 0.6%
CSL Ltd.	868,577	21,436
MedImmune, Inc. (a)	360,600	9,148
Millennium Pharmaceuticals, Inc. (a)	2,892,430	25,338
ONYX Pharmaceuticals, Inc. (a)	369,200	11,405
		67,327
Health Care Equipment & Supplies - 4.0%
Aspect Medical Systems, Inc. (a)	100,800	2,523
Baxter International, Inc.	4,495,240	166,773
Becton, Dickinson & Co.	449,960	26,332
CONMED Corp. (a)	274,200	8,149
Dade Behring Holdings, Inc. (a)	1,636,220	100,906
Fisher Scientific International, Inc. (a)	1,090,332	64,744
Varian, Inc. (a)	1,344,600	44,600
Waters Corp. (a)	318,100	12,606
		426,633
Health Care Providers & Services - 8.1%
Accredo Health, Inc. (a)	253,700	11,493
AmerisourceBergen Corp.	1,765,800	108,208
Community Health Systems, Inc. (a)	2,538,400	92,525
HCA, Inc.	1,643,240	91,759
Health Net, Inc. (a)	1,937,500	65,933
Laboratory Corp. of America Holdings (a)	530,300	26,250
McKesson Corp.	3,230,100	119,514
Omnicare, Inc.	1,059,600	36,736
PacifiCare Health Systems, Inc. (a)	264,600	15,812
Pediatrix Medical Group, Inc. (a)	753,280	51,291
Quest Diagnostics, Inc.	622,360	65,846
Sunrise Senior Living, Inc. (a)	26,700	1,368
Triad Hospitals, Inc. (a)	1,086,750	55,696
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Universal Health Services, Inc. Class B	1,636,680	$ 92,865
WebMD Corp. (a)	3,191,850	30,323
		865,619
Pharmaceuticals - 1.4%
Forest Laboratories, Inc. (a)	273,700	9,766
Schering-Plough Corp.	6,459,750	134,815
Wyeth	170,000	7,640
		152,221
TOTAL HEALTH CARE		1,511,800
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.5%
EADS NV	1,348,900	38,497
Goodrich Corp.	1,065,800	42,952
Honeywell International, Inc.	998,300	35,699
Lockheed Martin Corp.	341,190	20,796
Precision Castparts Corp.	1,672,410	123,190
Raytheon Co.	344,280	12,948
		274,082
Airlines - 0.6%
ACE Aviation Holdings, Inc. Class A (a)	588,800	16,190
Ryanair Holdings PLC sponsored ADR (a)	902,400	36,231
Southwest Airlines Co.	609,900	9,075
		61,496
Building Products - 0.6%
Masco Corp.	2,190,800	68,988
Commercial Services & Supplies - 1.0%
Aramark Corp. Class B	1,292,200	31,672
Knoll, Inc.	99,800	1,622
Manpower, Inc.	1,037,400	39,992
Steelcase, Inc. Class A	1,666,000	21,891
Waste Connections, Inc. (a)	196,260	6,912
		102,089
Construction & Engineering - 2.0%
Dycom Industries, Inc. (a)	1,606,800	37,374
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
EMCOR Group, Inc. (a)	527,300	$ 23,560
Fluor Corp.	2,955,780	152,400
		213,334
Electrical Equipment - 0.1%
A.O. Smith Corp.	431,580	12,300
Industrial Conglomerates - 0.5%
Tyco International Ltd.	1,756,770	55,004
Machinery - 2.6%
Albany International Corp. Class A (e)	1,579,090	49,520
Crane Co.	679,000	17,382
Gardner Denver, Inc. (a)	219,300	8,013
Harsco Corp.	855,300	45,887
JLG Industries, Inc.	945,400	19,267
Kennametal, Inc.	1,502,623	68,069
SPX Corp.	841,830	32,570
Wabash National Corp.	1,125,630	28,704
Watts Water Technologies, Inc. Class A	291,100	9,097
		278,509
Road & Rail - 1.5%
Canadian National Railway Co.	940,900	54,023
CSX Corp.	1,414,100	56,748
Laidlaw International, Inc. (a)	2,119,500	47,456
		158,227
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. Trust	99,800	2,720
TOTAL INDUSTRIALS		1,226,749
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 1.4%
Alcatel SA sponsored ADR (a)	3,159,400	33,995
Andrew Corp. (a)	1,885,800	23,139
Avaya, Inc. (a)	1,591,500	13,814
Motorola, Inc.	3,299,700	50,617
Powerwave Technologies, Inc. (a)	3,306,800	23,875
		145,440
Computers & Peripherals - 3.4%
Dell, Inc. (a)	101,300	3,528
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Maxtor Corp. (a)	8,016,300	$ 38,879
Seagate Technology	5,071,700	89,160
Storage Technology Corp. (a)	2,783,990	77,395
UNOVA, Inc. (a)	2,101,200	37,317
Western Digital Corp. (a)	9,647,280	122,424
		368,703
Electronic Equipment & Instruments - 5.2%
Agilent Technologies, Inc. (a)	2,127,500	44,146
Arrow Electronics, Inc. (a)	2,378,500	57,893
Avnet, Inc. (a)	4,031,475	76,155
Celestica, Inc. (sub. vtg.) (a)	7,484,400	86,540
Flextronics International Ltd. (a)	9,828,100	109,583
Mettler-Toledo International, Inc. (a)	1,258,375	57,696
Molex, Inc.	1,277,400	32,459
Solectron Corp. (a)	8,456,600	27,907
Symbol Technologies, Inc.	4,964,100	66,370
		558,749
Internet Software & Services - 0.0%
MatrixOne, Inc. (a)	820,676	3,504
IT Services - 2.1%
Accenture Ltd. Class A (a)	709,400	15,394
Affiliated Computer Services, Inc. Class A (a)	1,743,340	83,105
BearingPoint, Inc. (a)	5,015,400	31,045
Ceridian Corp. (a)	4,781,060	80,656
The BISYS Group, Inc. (a)	1,350,500	19,069
		229,269
Office Electronics - 1.3%
Xerox Corp. (a)	10,973,600	145,400
Semiconductors & Semiconductor Equipment - 3.4%
Agere Systems, Inc.:
Class A (a)	4,117,200	4,817
Class B (a)	7,749,320	9,144
AMIS Holdings, Inc. (a)	1,669,000	18,793
Applied Materials, Inc.	3,323,500	49,420
ASML Holding NV (NY Shares) (a)	3,228,900	46,787
ATMI, Inc. (a)	133,700	3,064
Exar Corp. (a)	811,269	10,295
Fairchild Semiconductor International, Inc. (a)	2,845,010	38,265
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor, Inc.:
Class A	1,083,900	$ 20,291
Class B (a)	2,261,036	42,643
Microsemi Corp. (a)	1,057,200	17,888
National Semiconductor Corp.	2,909,700	55,517
Novellus Systems, Inc. (a)	1,897,000	44,447
		361,371
Software - 1.5%
Borland Software Corp. (a)	2,574,631	14,959
Cadence Design Systems, Inc. (a)	2,852,700	39,938
Hummingbird Ltd. (a)	202,400	4,180
JDA Software Group, Inc. (a)	564,100	5,776
Quest Software, Inc. (a)	1,514,821	17,966
Secure Computing Corp. (a)	1,303,167	11,533
Siebel Systems, Inc. (a)	3,618,700	32,568
Sybase, Inc. (a)	861,300	16,304
TIBCO Software, Inc. (a)	1,519,600	10,850
VERITAS Software Corp. (a)	320,900	6,607
		160,681
TOTAL INFORMATION TECHNOLOGY		1,973,117
MATERIALS - 6.8%
Chemicals - 2.7%
Albemarle Corp.	410,710	15,036
Celanese Corp. Class A	497,300	7,236
Cytec Industries, Inc.	749,600	34,572
Dow Chemical Co.	276,220	12,687
Ferro Corp.	1,321,000	23,937
Great Lakes Chemical Corp.	1,175,280	36,481
Lyondell Chemical Co.	2,385,549	59,853
NOVA Chemicals Corp. (d)	598,200	19,391
OM Group, Inc. (a)	405,500	8,897
OMNOVA Solutions, Inc. (a)(e)	2,425,800	9,824
PolyOne Corp. (a)	3,018,200	23,301
Spartech Corp.	1,028,100	20,017
Valspar Corp.	425,800	17,598
		288,830
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Construction Materials - 0.2%
Vulcan Materials Co.	501,700	$ 26,610
Containers & Packaging - 1.2%
Owens-Illinois, Inc. (a)	4,059,400	99,536
Packaging Corp. of America	1,391,460	31,155
Smurfit-Stone Container Corp. (a)	420,362	5,511
		136,202
Metals & Mining - 2.2%
Agnico-Eagle Mines Ltd.	1,424,800	18,852
Alcan, Inc.	1,955,960	63,419
Alcoa, Inc.	2,410,240	69,945
Gerdau AmeriSteel Corp.	529,300	2,629
Grupo Mexico SA de CV Series B (a)	912,395	4,263
Newmont Mining Corp.	681,300	25,869
Nucor Corp.	772,400	39,470
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	474,500	9,531
		233,978
Paper & Forest Products - 0.5%
Aracruz Celulose SA (PN-B) sponsored ADR	296,100	9,090
MeadWestvaco Corp.	939,900	27,680
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	1,228,750	13,504
		50,274
TOTAL MATERIALS		735,894
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.0%
Alaska Communication Systems Group, Inc.	684,100	6,434
ALLTEL Corp.	608,300	34,649
BellSouth Corp.	1,144,400	30,315
CenturyTel, Inc.	645,800	19,820
Citizens Communications Co.	3,278,300	41,798
Iowa Telecommunication Services, Inc.	974,500	18,613
SBC Communications, Inc.	1,051,100	25,016
Verizon Communications, Inc.	920,400	32,950
		209,595
Wireless Telecommunication Services - 1.1%
American Tower Corp. Class A (a)	2,733,700	47,102
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Crown Castle International Corp. (a)	1,726,600	$ 27,850
SpectraSite, Inc. (a)	813,760	45,676
		120,628
TOTAL TELECOMMUNICATION SERVICES		330,223
UTILITIES - 5.2%
Electric Utilities - 4.4%
Edison International	2,055,280	74,607
Entergy Corp.	848,060	62,163
Exelon Corp.	826,000	40,887
PG&E Corp.	1,657,400	57,545
Pinnacle West Capital Corp.	438,600	18,377
PPL Corp.	1,008,000	54,694
TXU Corp.	1,572,700	134,922
Westar Energy, Inc.	1,487,500	34,064
		477,259
Multi-Utilities & Unregulated Power - 0.8%
AES Corp. (a)	2,445,500	39,324
CMS Energy Corp. (a)	324,400	4,191
NRG Energy, Inc. (a)	1,144,300	35,588
		79,103
TOTAL UTILITIES		556,362
TOTAL COMMON STOCKS (Cost $8,735,730)		10,021,617
Preferred Stocks - 1.0%

Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	210,000	3,969
FINANCIALS - 0.1%
Insurance - 0.1%
Hartford Financial Services Group, Inc. 6.00%	88,800	5,785
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc. 7.00%	402,000	$ 22,387
MATERIALS - 0.3%
Containers & Packaging - 0.3%
Owens-Illinois, Inc. 4.75%	681,200	27,384
UTILITIES - 0.3%
Gas Utilities - 0.1%
KeySpan Corp. 8.75% MEDS	300,000	15,108
Multi-Utilities & Unregulated Power - 0.2%
Dominion Resources, Inc. 8.75%	410,000	22,769
TOTAL UTILITIES		37,877
TOTAL CONVERTIBLE PREFERRED STOCKS		97,402
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 7.00%	209,400	11,726
TOTAL PREFERRED STOCKS (Cost $103,655)		109,128
Nonconvertible Bonds - 0.2%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14	$ 80	81
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Tenet Healthcare Corp. 6.375% 12/1/11	15,515	14,468
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11	$ 10,040	$ 9,977
TOTAL NONCONVERTIBLE BONDS (Cost $23,818)		24,526
Money Market Funds - 6.7%
	Shares
Fidelity Cash Central Fund, 2.84% (b)	679,428,700	679,429
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	36,602,550	36,603
TOTAL MONEY MARKET FUNDS (Cost $716,032)		716,032
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $9,579,235)		10,871,303
NET OTHER ASSETS - (1.0)%		(105,565)
NET ASSETS - 100%		$ 10,765,738
Security Type Abbreviations
MEDS - Mandatorily Exchangeable Debt Securities
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Albany International Corp. Class A	$ 47,404	$ -	$ -	$ 253	$ 49,520
OMNOVA Solutions, Inc.	12,711	-	-	-	9,824
Sports Authority, Inc.	-	40,421	476	-	42,358
Total	$ 60,115	$ 40,421	$ 476	$ 253	$ 101,702

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $35,791) (cost $9,579,235) - See accompanying schedule		$ 10,871,303
Receivable for investments sold		6,359
Receivable for fund shares sold		16,613
Dividends receivable		6,060
Interest receivable		2,206
Prepaid expenses		25
Other affiliated receivables		37
Other receivables		713
Total assets		10,903,316

Liabilities
Payable for investments purchased	$ 82,122
Payable for fund shares redeemed	12,277
Accrued management fee	4,025
Other affiliated payables	2,027
Other payables and accrued expenses	524
Collateral on securities loaned, at value	36,603
Total liabilities		137,578

Net Assets		$ 10,765,738
Net Assets consist of:
Paid in capital		$ 8,953,454
Undistributed net investment income		23,378
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		496,838
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,292,068
Net Assets, for 154,995 shares outstanding		$ 10,765,738
Net Asset Value, offering price and redemption price per share ($10,765,738 ÷ 154,995 shares)		$ 69.46

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)

Investment Income
Dividends (including $253 received from affiliated issuers)		$ 57,567
Interest		9,356
Security lending		199
Total income		67,122

Expenses
Management fee Basic fee	$ 29,590
Performance adjustment	2,065
Transfer agent fees	9,947
Accounting and security lending fees	632
Independent trustees' compensation	24
Appreciation in deferred trustee compensation account	14
Custodian fees and expenses	108
Registration fees	349
Audit	57
Legal	16
Miscellaneous	48
Total expenses before reductions	42,850
Expense reductions	(1,224)	41,626
Net investment income (loss)		25,496
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Including realized gain (loss) of $(36) from affiliated issuers)	498,599
Foreign currency transactions	(102)
Total net realized gain (loss)		498,497
Change in net unrealized appreciation (depreciation) on: Investment securities	49,853
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		49,851
Net gain (loss)		548,348
Net increase (decrease) in net assets resulting from operations		$ 573,844

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2005 (Unaudited)	Year ended October 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,496	$ 28,475
Net realized gain (loss)	498,497	550,026
Change in net unrealized appreciation (depreciation)	49,851	715,831
Net increase (decrease) in net assets resulting from operations	573,844	1,294,332
Distributions to shareholders from net investment income	(21,476)	(25,437)
Distributions to shareholders from net realized gain	(497,963)	(5,530)
Total distributions	(519,439)	(30,967)
Share transactions Proceeds from sales of shares	2,407,150	2,951,054
Reinvestment of distributions	502,872	29,769
Cost of shares redeemed	(1,101,125)	(1,669,977)
Net increase (decrease) in net assets resulting from share transactions	1,808,897	1,310,846
Total increase (decrease) in net assets	1,863,302	2,574,211

Net Assets
Beginning of period	8,902,436	6,328,225
End of period (including undistributed net investment income of $23,378 and undistributed net investment income of $21,179, respectively)	$ 10,765,738	$ 8,902,436
Other Information Shares
Sold	33,792	45,757
Issued in reinvestment of distributions	7,187	501
Redeemed	(15,552)	(25,970)
Net increase (decrease)	25,427	20,288

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2005	Years ended October 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 68.71	$ 57.91	$ 44.71	$ 46.64	$ 42.79	$ 48.54
Income from Investment Operations
Net investment income (loss)D	.18	.24	.33	.52F	.63	.80
Net realized and unrealized gain (loss)	4.44	10.84	13.23	(1.94)F	4.17	(.20)
Total from investment operations	4.62	11.08	13.56	(1.42)	4.80	.60
Distributions from net investment income	(.16)	(.23)	(.36)	(.51)	(.95)	(.73)
Distributions from net realized gain	(3.71)	(.05)	-	-	-	(5.62)
Total distributions	(3.87)	(.28)	(.36)	(.51)	(.95)	(6.35)
Net asset value, end of period	$ 69.46	$ 68.71	$ 57.91	$ 44.71	$ 46.64	$ 42.79
Total ReturnB,C	6.68%	19.21%	30.52%	(3.18)%	11.37%	1.24%
Ratios to Average Net AssetsE
Expenses before expense reductions	.83%A	.95%	1.00%	.97%	.81%	.51%
Expenses net of voluntary waivers, if any	.83%A	.95%	1.00%	.97%	.81%	.51%
Expenses net of all reductions	.81%A	.93%	.98%	.95%	.77%	.48%
Net investment income (loss)	.49%A	.37%	.66%	1.02%F	1.29%	1.87%
Supplemental Data
Net assets, end of period (in millions)	$ 10,766	$ 8,902	$ 6,328	$ 4,984	$ 4,567	$ 3,220
Portfolio turnover rate	30%A	40%	40%	42%	49%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Value Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, and losses deferred due to wash sales

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,850,016
Unrealized depreciation	(558,609)
Net unrealized appreciation (depreciation)	$ 1,291,407
Cost for federal income tax purposes	$ 9,579,896

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,766,095 and $1,456,950, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .61% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $8,090 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $110 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,156 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $2 and $66, respectively.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

Semiannual Report

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

VAL-USAN-0605
1.784919.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Capital Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 23, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 23, 2005